UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07140

Van Kampen Series Funds, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Edward C. Wood III 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	6/30

Date of reporting period:	9/30/09

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen American Value Fund

Portfolio of Investments • September 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 92.2%
Aerospace & Defense 3.2%
Goodrich Corp.	351,410	$19,095,619

Asset Management & Custody Banks 3.7%
Invesco Ltd. (Bermuda)	250,960	5,711,850
Northern Trust Corp.	272,615	15,855,288
		21,567,138
Auto Parts & Equipment 3.0%
Autoliv, Inc.	521,800	17,532,480

Automotive Retail 0.8%
O’Reilly Automotive, Inc. (a)	130,200	4,705,428

Computer Hardware 4.7%
Diebold, Inc.	554,650	18,264,624
Teradata Corp. (a)	345,900	9,519,168
		27,783,792
Data Processing & Outsourcing Services 2.6%
Fidelity National Information Services, Inc.	602,600	15,372,326

Diversified Banks 1.4%
Comerica, Inc.	272,900	8,096,943

Diversified Chemicals 0.5%
PPG Industries, Inc.	54,000	3,143,340

Electric Utilities 3.2%
Edison International, Inc.	387,600	13,015,608
Great Plains Energy, Inc.	338,900	6,083,255
		19,098,863
Electronic Equipment Manufacturers 1.9%
Agilent Technologies, Inc. (a)	409,200	11,388,036

1

	Number of
Description	Shares	Value

Electronic Manufacturing Services 2.4%
Flextronics International Ltd. (Singapore) (a)	1,852,876	$13,822,455

Food Distributors 2.2%
Sysco Corp.	511,800	12,718,230

Health Care Equipment 3.8%
Beckman Coulter, Inc.	321,880	22,190,407

Health Care Facilities 2.8%
HEALTHSOUTH Corp. (a)	1,041,510	16,289,216

Healthcare 3.0%
Brookdale Senior Living, Inc.	978,262	17,735,890

Household Appliances 2.5%
Snap-On, Inc.	430,100	14,950,276

Housewares & Specialties 1.6%
Newell Rubbermaid, Inc.	581,990	9,131,423

Human Resource & Employment Services 1.8%
Robert Half International, Inc.	427,600	10,698,552

Industrial Machinery 3.9%
Pentair, Inc.	770,830	22,754,902

Insurance Brokers 5.7%
Marsh & McLennan Cos., Inc.	619,156	15,311,728
Willis Group Holdings Ltd. (Bermuda)	643,300	18,153,926
		33,465,654
Integrated Oil & Gas 0.7%
Hess Corp.	76,980	4,115,351

Investment Banking & Brokerage 2.2%
Charles Schwab Corp.	666,400	12,761,560

2

	Number of
Description	Shares	Value

Motorcycle Manufacturers 2.5%
Harley-Davidson, Inc.	641,561	$14,755,903

Multi-Utilities 2.8%
Wisconsin Energy Corp.	360,240	16,272,041

Office Electronics 3.1%
Zebra Technologies Corp., Class A (a)	696,100	18,049,873

Office Services & Supplies 3.5%
Avery Dennison Corp.	569,500	20,507,695

Oil & Gas Equipment & Services 2.1%
Smith International, Inc.	434,200	12,461,540

Oil & Gas Exploration & Production 1.4%
Denbury Resources, Inc. (a)	131,800	1,994,134
EOG Resources, Inc.	74,600	6,229,846
		8,223,980
Oil & Gas Storage & Transportation 2.4%
El Paso Corp.	1,379,910	14,240,671

Packaged Foods & Meats 2.2%
ConAgra Foods, Inc.	601,620	13,043,122

Paper Packaging 1.9%
Sonoco Products Co.	410,700	11,310,678

Personal Products 1.4%
Estee Lauder Cos., Inc., Class A	223,260	8,278,481

Property & Casualty Insurance 4.6%
ACE Ltd. (Switzerland) (a)	326,338	17,446,029
Aspen Insurance Holdings Ltd. (Bermuda)	360,329	9,537,909
		26,983,938

3

	Number of
Description	Shares	Value

Regional Banks 1.4%
BB&T Corp.	312,500	$8,512,500

Retail Regional Malls 0.7%
Weingarten Realty Investors	210,500	4,193,160

Retail REIT’s 0.5%
Simon Property Group, Inc.	43,634	3,029,509

Specialty Chemicals 3.1%
Valspar Corp.	652,030	17,937,345

Thrifts & Mortgage Finance 1.0%
Washington Federal, Inc.	332,000	5,597,520

Total Long-Term Investments 92.2% (Cost $568,832,275)		541,815,837

Repurchase Agreements 6.0%
Banc of America Securities ($8,464,196 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.04%, dated 09/30/09, to be sold on 10/01/09 at $8,464,205)		8,464,196
JPMorgan Chase & Co. ($25,521,112 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 09/30/09, to be sold on 10/01/09 at $25,521,147)		25,521,112
State Street Bank & Trust Co. ($1,423,692 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 09/30/09, to be sold on 10/01/09 at $1,423,693)		1,423,692

Total Repurchase Agreements 6.0% (Cost $35,409,000)		35,409,000

Total Investments 98.2% (Cost $604,241,275)		577,224,837

Other Assets in Excess of Liabilities 1.8%		10,566,713

Net Assets 100.0%		$587,791,550

4

Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security.

REIT — Real Estate Investment Trust

Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Directors. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
Investments	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments in an Asset Position
Common Stocks
Aerospace & Defense	$19,095,619	$—	$—	$19,095,619
Asset Management & Custody Banks	21,567,138	—	—	21,567,138
Auto Parts & Equipment	17,532,480	—	—	17,532,480
Automotive Retail	4,705,428	—	—	4,705,428
Computer Hardware	27,783,792	—	—	27,783,792
Data Processing & Outsourcing Services	15,372,326	—	—	15,372,326
Diversified Banks	8,096,943	—	—	8,096,943
Diversified Chemicals	3,143,340	—	—	3,143,340
Electric Utilities	19,098,863	—	—	19,098,863
Electronic Equipment Manufacturers	11,388,036	—	—	11,388,036
Electronic Manufacturing Services	13,822,455	—	—	13,822,455
Food Distributors	12,718,230	—	—	12,718,230
Health Care Equipment	22,190,407	—	—	22,190,407
Health Care Facilities	16,289,216	—	—	16,289,216
Healthcare	17,735,890	—	—	17,735,890

6

Household Appliances	14,950,276	—	—	14,950,276
Housewares & Specialties	9,131,423	—	—	9,131,423
Human Resource & Employment Services	10,698,552	—	—	10,698,552
Industrial Machinery	22,754,902	—	—	22,754,902
Insurance Brokers	33,465,654	—	—	33,465,654
Integrated Oil & Gas	4,115,351	—	—	4,115,351
Investment Banking & Brokerage	12,761,560	—	—	12,761,560
Motorcycle Manufacturers	14,755,903	—	—	14,755,903
Multi-Utilities	16,272,041	—	—	16,272,041
Office Electronics	18,049,873	—	—	18,049,873
Office Services & Supplies	20,507,695	—	—	20,507,695
Oil & Gas Equipment & Services	12,461,540	—	—	12,461,540
Oil & Gas Exploration & Production	8,223,980	—	—	8,223,980
Oil & Gas Storage & Transportation	14,240,671	—	—	14,240,671
Packaged Foods & Meats	13,043,122	—	—	13,043,122
Paper Packaging	11,310,678	—	—	11,310,678
Personal Products	8,278,481	—	—	8,278,481
Property & Casualty Insurance	26,983,938	—	—	26,983,938
Regional Banks	8,512,500	—	—	8,512,500
Retail Regional Malls	4,193,160	—	—	4,193,160
Retail REIT’s	3,029,509	—	—	3,029,509
Specialty Chemicals	17,937,345	—	—	17,937,345

7

Thrifts & Mortgage Finance	5,597,520	—	—	5,597,520
Repurchase Agreements	—	35,409,000	—	35,409,000
Total Investments in an Asset Position	$541,815,837	$35,409,000	$—	$577,224,837

8

Van Kampen Emerging Markets Fund

Portfolio of Investments • September 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 92.9%
Bermuda 1.0%
GOME Electrical Appliances Holdings Ltd. (a)	13,476,820	$3,599,592

Brazil 10.1%
Banco Bradesco SA - ADR	74,700	1,485,783
BM&F BOVESPA SA	438,800	3,234,775
Companhia Brasileira de Meios de Pagamento	179,000	1,776,259
Companhia de Bebidas das Americas - ADR	38,100	3,134,106
Itau Unibanco Banco Multiplo SA - ADR	416,471	8,391,891
Lojas Arapua SA - GDR (a)(b)(c)(d)	24,635	0
MRV Engenharia e Participacoes SA	89,800	1,723,414
PDG Realty SA	199,000	1,651,219
Perdigao SA (a)	127,046	3,384,834
Petroleo Brasileiro SA - ADR	126,353	4,966,936
Vale SA - ADR	374,449	7,679,949
		37,429,166

Cayman Islands 1.9%
Belle International Holdings Ltd.	1,594,000	1,635,125
China Dongxiang Group Co.	1,084,500	723,462
China Resources Cement Holdings Ltd. (a)	206,000	103,664
China Resources Land Ltd.	418,000	915,818
China Zhongwang Holdings Ltd. (a)	2,290,400	2,251,966
Shimao Property Holdings Ltd.	475,000	805,350
Wynn Macau Ltd. (a)	541,600	711,532
		7,146,917

China 14.8%
Anhui Conch Cement Co., Ltd., Class H	339,200	2,260,589
Bank of China Ltd., Class H	9,244,000	4,866,487
Beijing Enterprises Holdings Ltd.	377,500	1,999,519
BYD Electronic International Co., Ltd. (a)	1,152,500	643,909
China Citic Bank, Class H	3,263,000	2,151,461

	Number of
Description	Shares	Value

China (continued)
China Communication Services Corp., Ltd., Class H	1,440,000	$787,814
China Construction Bank Corp., Class H	7,315,000	5,842,524
China Life Insurance Co., Ltd., Class H	1,093,000	4,759,808
China Mobile Hong Kong Ltd.	555,500	5,418,778
China Oilfield Services Ltd., Class H	1,202,000	1,121,342
China Railway Construction Corp., Ltd.	402,900	535,464
China Resources Power Holdings Co., Ltd.	760,100	1,767,344
Datang International Power Generation Co., Ltd., Class H	1,650,000	862,252
Dongfeng Motor Group Co., Ltd., Class H	3,047,000	3,239,628
Fushan International Energy Group Ltd.	1,980,000	1,328,507
Industrial & Commercial Bank of China Ltd., Class H	8,242,000	6,210,706
PetroChina Co., Ltd., Class H	4,684,000	5,294,397
Ping An Insurance Co. of China Ltd., Class H	355,000	2,817,079
Shanghai Industrial Holdings Ltd.	723,000	3,260,476
Sinopharm Group Co. (a)	50,000	126,709
		55,294,793

Czech Republic 1.8%
CEZ AS	35,616	1,899,542
Komercni Banka AS	17,262	3,442,433
Telefonica O2 Czech Republic AS	50,310	1,245,369
		6,587,344

Hungary 1.5%
Magyar Olaj-es Gazipari Rt. (a)	24,969	2,085,001
OTP Bank Rt. (a)	52,246	1,490,765
Richter Gedeon Nyrt	10,536	2,180,881
		5,756,647

India 9.3%
Asian Paints Ltd.	21,824	637,753
Bharat Heavy Electricals Ltd.	66,390	3,214,060
Colgate-Palmolive India Ltd.	42,690	561,479

	Number of
Description	Shares	Value

India (continued)
Deccan Chronicle Holdings Ltd.	302,680	$794,374
DLF Ltd.	83,800	763,006
Glenmark Pharmaceuticals Ltd.	158,900	786,490
Godrej Consumer Products Ltd.	101,000	511,666
GVK Power & Infrastructure Ltd. (a)	1,382,203	1,334,650
HDFC Bank Ltd.	136,471	4,682,369
HDFC Bank Ltd. - ADR	4,900	580,013
Hero Honda Motors Ltd.	86,047	2,991,477
Hindustan Construction Co.	363,031	990,119
Hindustan Petroleum Corp., Ltd.	153,814	1,285,061
Hindustan Unilever Ltd.	199,669	1,089,971
IndusInd Bank Ltd.	446,100	1,072,012
Infosys Technologies Ltd.	105,605	5,063,244
ITC Ltd.	141,800	686,966
Jaiprakash Associates Ltd.	449,042	2,216,973
Marico Ltd.	290,300	540,107
Maruti Suzuki India Ltd.	36,633	1,295,653
Nestle India Ltd.	9,010	425,130
Union Bank of India Ltd. (b)	260,884	1,302,929
Unitech Ltd.	469,351	1,047,881
Wipro Ltd.	61,600	771,008
		34,644,391

Indonesia 3.7%
Astra International Tbk	673,800	2,325,011
Bank Central Asia Tbk	5,368,500	2,568,992
Bank Mandiri	3,511,000	1,707,367
Bank Rakyat Indonesia	2,370,000	1,839,110
Bumi Resources Tbk	3,306,500	1,103,307
Indocement Tunggal Prakarsa Tbk	716,500	785,815
Indofood Sukses Makmur Tbk	1,911,500	598,271
Perusahaan Gas Negara	3,382,500	1,277,405

	Number of
Description	Shares	Value

Indonesia (continued)
Telekomunikasi Indonesia	1,841,000	$1,647,662
		13,852,940

Israel 1.3%
Check Point Software Technologies Ltd. (a)	52,992	1,502,323
Teva Pharmaceutical Industries Ltd. - ADR	63,172	3,193,977
		4,696,300

Malaysia 0.8%
Bumiputra Commerce Holdings Bhd	450,400	1,444,507
Digi.com Bhd	122,200	756,291
Tenaga Nasional Bhd	401,600	950,334
		3,151,132

Mexico 3.6%
America Movil SAB de CV - ADR	160,680	7,042,604
Desarrolladora Homex SA de CV - ADR (a)	13,188	498,243
Grupo Financiero Banorte SA de CV	995,300	3,330,203
Grupo Televisa SA - ADR	145,900	2,712,281
		13,583,331

Netherlands 0.5%
X5 Retail Group NV - GDR (a)	83,400	2,026,620

Philippines 0.2%
Metro Pacific Investments Corp. (a)	12,562,000	879,207

Poland 3.1%
Bank Handlowy w Warszawie SA (a)	51,859	1,145,556
Bank Pekao SA (a)	58,812	3,114,673
Bank Zachodni WBK SA (a)	30,581	1,598,254
Cyfrowy Polsat SA	114,549	593,878
Polskie Gornictwo Naftowe I Gazownictwo SA	598,925	751,239
Powszechna Kasa Oszczednosci Bank Polski SA	232,571	2,718,636

	Number of
Description	Shares	Value

Poland (continued)
Telekomunikacja Polska SA	299,225	$1,647,244
		11,569,480

Republic of China (Taiwan) 9.8%
Acer, Inc.	720,922	1,860,737
AU Optronics Corp.	2,326,770	2,288,686
Cathay Financial Holding Co., Ltd. (a)	2,256,200	3,792,291
China Steel Corp.	2,099,000	1,975,452
Fubon Financial Holding Co., Ltd. (a)	1,771,000	2,023,522
High Tech Computer Corp.	67,100	745,555
Hon Hai Precision Industry Co., Ltd.	1,703,610	6,917,397
Siliconware Precision Industries Co.	1,042,000	1,489,040
Taishin Financial Holdings Co., Ltd. (a)	4,725,000	2,082,153
Taiwan Fertilizer Co., Ltd.	552,000	1,998,111
Taiwan Semiconductor Manufacturing Co., Ltd.	2,944,120	5,977,203
Wistron Corp.	1,375,046	2,588,220
Wistron Corp. - GDR	13,948	244,090
Yuanta Financial Holding Co., Ltd.	3,174,000	2,377,753
		36,360,210

Republic of Korea (South Korea) 13.0%
Amorepacific Corp.	2,199	1,575,180
Cheil Communications, Inc.	6,943	1,711,811
Cheil Industries, Inc.	30,671	1,330,183
Hana Financial Group, Inc.	44,680	1,539,578
Hanjin Shipping Co., Ltd.	28,730	501,083
Hyundai Engineering & Construction Co., Ltd.	30,264	1,643,875
Hyundai Motor Co.	13,165	1,245,829
KB Financial Group, Inc. (a)	61,492	3,157,450
LG Chem Ltd.	21,997	4,088,558
LG Corp.	16,224	1,087,796
LG Dacom Corp.	13,080	222,024
LG Display Co., Ltd.	30,030	864,008

	Number of
Description	Shares	Value

Republic of Korea (South Korea) (continued)
LG Electronics, Inc.	10,369	$1,104,443
NHN Corp. (a)	17,978	2,647,302
OCI Co., Ltd.	8,342	1,869,118
Samsung Electronics Co., Ltd.	16,880	11,675,960
Samsung Fire & Marine Insurance Co., Ltd.	10,605	2,169,153
Shinhan Financial Group Co., Ltd. (a)	109,676	4,374,939
Shinsegae Co., Ltd.	4,502	2,273,448
SK Telecom Co., Ltd.	837	129,644
SSCP Co., Ltd. (a)	65,080	480,540
Woongjin Coway Co., Ltd.	84,910	2,727,641
		48,419,563

Russia 4.0%
LUKOIL - ADR	77,521	4,201,638
Polyus Gold Co. - ADR	53,657	1,221,233
Rosneft Oil Co. - GDR (a)	306,772	2,306,925
RusHydro (a)	10,513,986	367,990
RusHydro - ADR (a)	230,774	791,555
Sberbank	963,954	1,918,269
Vimpel-Communications - ADR (a)	134,969	2,523,920
Wimm-Bill-Dann Foods OJSC - ADR (a)	20,504	1,466,241
		14,797,771

South Africa 5.9%
African Bank Investments Ltd.	399,822	1,570,121
Anglo Platinum Ltd. (a)	20,510	1,821,109
AngloGold Ashanti Ltd.	26,300	1,055,571
AngloGold Ashanti Ltd. - ADR	70	2,853
Harmony Gold Mining Co., Ltd.	63,400	675,186
Impala Platinum Holdings Ltd.	138,200	3,219,516
Imperial Holdings Ltd.	119,800	1,273,114
Mr. Price Group Ltd.	272,203	1,232,016
MTN Group Ltd.	317,810	5,167,797

	Number of
Description	Shares	Value

South Africa (continued)
Naspers Ltd., Class N	136,790	$4,673,841
Tiger Brands Ltd.	70,383	1,410,096
		22,101,220

Thailand 2.5%
Bangkok Bank Public Co., Ltd.	9,300	34,238
Bangkok Bank Public Co., Ltd. - NVDR	643,000	2,328,734
Kasikornbank Public Co., Ltd.	906,700	2,388,195
Kasikornbank Public Co., Ltd. - NVDR	223,100	550,905
PTT Exploration & Production Public Co., Ltd.	208,900	903,504
PTT Public Co., Ltd.	94,900	744,202
Siam Cement PCL	112,300	746,202
Siam Commercial Bank Public Co., Ltd.	568,600	1,446,603
		9,142,583

Turkey 3.0%
Akbank TAS	287,155	1,664,106
Anadolu Efes Biracilik ve Malt Sanayii AS	133,822	1,460,860
Haci Omer Sabanci Holding AS	124,067	480,718
Turk Telekomunikasyon AS	211,454	635,502
Turkcell Iletisim Hizmetleri AS	187,687	1,340,621
Turkiye Garanti Bankasi AS	796,675	3,006,321
Turkiye Halk Bankasi AS	211,719	1,255,476
Turkiye Is Bankasi AS, Class C	320,613	1,253,070
		11,096,674

United Kingdom 1.1%
SABMiller PLC	163,361	3,925,274

Total Common Stocks 92.9%		346,061,155

Preferred Stocks 2.7%
Brazil 2.1%
Banco Bradesco SA	42,700	849,614
Banco Nacional SA (a)(b)(c)	19,271,000	0
Companhia Vale do Rio Doce	8,916	184,198
Itau Unibanco Banco Multiplo SA	41,277	831,784

	Number of
Description	Shares	Value

Brazil (continued)
Lojas Arapua SA (a)(b)(c)	31,632,300	$0
Net Servicos de Comunicacao SA (a)	145,911	1,697,463
Petroleo Brasileiro SA	137,748	2,721,371
Ultrapar Participacoes SA	35,140	1,416,430
		7,700,860

Republic of Korea (South Korea) 0.6%
Samsung Electronics Co., Ltd.	5,649	2,363,638

Total Preferred Stocks 2.7%		10,064,498

Investment Companies 0.7%
India 0.7%
Morgan Stanley Growth Fund (e)	2,195,167	2,487,674

Total Long-Term Investments 96.3% (Cost $284,656,235)		358,613,327

Repurchase Agreements 3.7%
Banc of America Securities ($3,303,305 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.04%, dated 9/30/09, to be sold on 10/01/09 at $3,303,309)		3,303,305
JPMorgan Chase & Co. ($9,960,073 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 09/30/09, to be sold on 10/01/09 at $9,960,087)		9,960,073
State Street Bank & Trust Co. ($555,622 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 09/30/09, to be sold on 10/01/09 at $555,622)		555,622

Total Repurchase Agreements 3.7% (Cost $13,819,000)		13,819,000

Total Investments 100.0% (Cost $298,475,235)		372,432,327

Foreign Currency 0.4% (Cost $1,500,085)		1,518,017

Liabilities in Excess of Other Assets (0.4%)		(1,655,492)

Net Assets 100.0%		$372,294,852

Percentages are calculated as a percentage of net assets.

(a)          Non-income producing security.

(b)         Market value is determined in accordance with procedures established in good faith by the Board of Directors.

(c)          Security has been deemed illiquid.

(d)         144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)          The fund is advised by an affiliate which earns a management fee as adviser to the fund.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depository Receipt

Security Valuation  Equity securities listed on a U.S. exchange are valued at the latest quoted sales price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities not traded on the valuation date for which market quotations are not readily available are valued at the mean of the last reported bid and asked prices obtained from reputable brokers. Fixed income investments are valued by an independent pricing service using the mean of the last reported bid and asked prices. Forward foreign currency contracts are valued using quoted foreign exchange rates. Investments in open-end investment companies are valued at their net asset valueeach business day.Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchangetraded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. All other securities and assets for which market values are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Directors. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Fair Value Measurements  Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ACS 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
Investment	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total	Percent of Net Assets
Investments in an Asset Position:
Common and Preferred Stocks
Diversified Banks	$86,825,600	$—	$1,302,929	$88,128,529	23.7%
Integrated Oil & Gas	23,071,709	—	—	23,071,709	6.2
Wireless Telecommunication Services	22,379,656	—	—	22,379,656	6.0
Semiconductors	21,505,842	—	—	21,505,842	5.8
Other Diversified Financial Services	13,233,423	—	—	13,233,423	3.5
Life & Health Insurance	11,369,177	—	—	11,369,177	3.1
Broadcasting & Cable TV	9,083,585	—	—	9,083,585	2.4
Diversified Metals & Mining	9,008,456	—	—	9,008,456	2.4
Industrial Conglomerates	8,564,764	—	—	8,564,764	2.3
Brewers	8,520,240	—	—	8,520,240	2.3
Automobile Manufacturers	8,106,120	—	—	8,106,120	2.2
Packaged Foods & Meats	7,284,572	—	—	7,284,572	2.0
Electronic Manufacturing Services	6,917,397	—	—	6,917,397	1.9
Precious Metals & Minerals	6,261,858	—	—	6,261,858	1.7
Integrated Telecommunication Services	6,185,615	—	—	6,185,615	1.7
Pharmaceuticals	6,161,347	—	—	6,161,347	1.6
IT Consulting & Other Services	5,834,253	—	—	5,834,253	1.6
Computer Hardware	5,438,602	—	—	5,438,602	1.5
Construction & Engineering	5,421,424	—	—	5,421,424	1.5
Electric Utilities	5,344,070	—	—	5,344,070	1.4
Commodity Chemicals	4,569,097	—	—	4,569,097	1.2
Construction Materials	3,896,270	—	—	3,896,270	1.0
Homebuilding	3,872,876	—	—	3,872,876	1.0
Computer & Electronics Retail	3,599,592	—	—	3,599,592	1.0
Real Estate Management & Development	3,532,055	—	—	3,532,055	0.9
Heavy Electrical Equipment	3,214,060	—	—	3,214,060	0.9
Electronic Equipment Manufacturers	3,152,694	—	—	3,152,694	0.8
Motorcycle Manufacturers	2,991,477	—	—	2,991,477	0.8
Apparel Retail	2,867,141	—	—	2,867,141	0.8
Housewares & Specialties	2,727,641	—	—	2,727,641	0.7
Personal Products	2,676,766	—	—	2,676,766	0.7
Internet Software & Services	2,647,301	—	—	2,647,301	0.7
Independent Power Producers & Energy Traders	2,629,596	—	—	2,629,596	0.7
Hypermarkets & Super Centers	2,273,448	—	—	2,273,448	0.6
Property & Casualty Insurance	2,169,153	—	—	2,169,153	0.6
Steel	2,159,650	—	—	2,159,650	0.6
Apparel, Accessories & Luxury Goods	2,053,645	—	—	2,053,645	0.6

	Level 1	Level 2	Level 3
Investment	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total	Percent of Net Assets
Food Retail	$2,026,620	$—	$—	$2,026,620	0.5%
Fertilizers & Agricultural Chemicals	1,998,111	—	—	1,998,111	0.5
Diversified Chemicals	1,869,118	—	—	1,869,118	0.5
Data Processing & Outsourced Services	1,776,259	—	—	1,776,259	0.5
Gold	1,733,611	—	—	1,733,611	0.5
Advertising	1,711,811	—	—	1,711,811	0.5
Household Products	1,601,638	—	—	1,601,638	0.4
Systems Software	1,502,323	—	—	1,502,323	0.4
Automotive Retail	1,416,430	—	—	1,416,430	0.4
Multi-Sector Holdings	1,359,925	—	—	1,359,925	0.4
Oil & Gas Refining & Marketing	1,285,061	—	—	1,285,061	0.3
Gas Utilities	1,277,406	—	—	1,277,406	0.3
Air Freight & Logistics	1,273,114	—	—	1,273,114	0.3
Oil & Gas Drilling	1,121,342	—	—	1,121,342	0.3
Consumer Electronics	1,104,443	—	—	1,104,443	0.3
Coal & Consumable Fuels	1,103,307	—	—	1,103,307	0.3
Oil & Gas Exploration & Production	903,503	—	—	903,503	0.2
Publishing	794,374	—	—	794,374	0.2
Casinos & Gaming	711,532	—	—	711,532	0.2
Tobacco	686,966	—	—	686,966	0.2
Communications Equipment	643,909	—	—	643,909	0.2
Specialty Chemicals	637,753	—	—	637,753	0.2
Broadcasting - Diversified	593,878	—	—	593,878	0.2
Marine	501,083	—	—	501,083	0.1
Health Care Distributors	126,709	—	—	126,709	0.0 *
Repurchase Agreements	—	13,819,000	—	13,819,000	3.7
Total Investments in an Asset Position	$357,310,398	$13,819,000	$1,302,929	$372,432,327	100.0%

*Amount is less than 0.1%

Van Kampen Equity Growth Fund

Portfolio of Investments • September 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 94.6%
Advertising 4.0%
Omnicom Group, Inc.	377,540	$13,946,328

Auto Parts & Equipment 1.6%
Minth Group Ltd. (Cayman Islands)	6,100,000	5,478,158

Casinos & Gaming 2.2%
Wynn Macau Ltd. (Cayman Islands) (a)	2,090,000	2,745,759
Wynn Resorts Ltd. (a)	69,059	4,895,592
		7,641,351
Communications Equipment 5.5%
Cisco Systems, Inc. (a)	348,257	8,197,970
Corning, Inc.	715,315	10,951,472
		19,149,442
Computer Hardware 6.4%
Apple, Inc. (a)	119,527	22,156,720

Consumer Finance 2.3%
American Express Co.	235,621	7,987,552

Data Processing & Outsourced Services 4.6%
MasterCard, Inc., Class A	78,417	15,851,997

Distillers & Vintners 1.4%
Diageo PLC - ADR (United Kingdom)	77,190	4,746,413

Education Services 4.1%
New Oriental Education & Technology Group, Inc. - ADR (Cayman Islands) (a)	177,965	14,317,284

Fertilizers & Agricultural Chemicals 4.9%
Monsanto Co.	217,314	16,820,104

1

	Number of
Description	Shares	Value

Health Care Equipment 1.7%
Mindray Medical International Ltd., Class A - ADR (Cayman Islands)	176,648	$5,765,791

Hotels, Resorts & Cruise Lines 1.2%
Ctrip.com International Ltd. - ADR (Cayman Islands) (a)	73,642	4,329,413

Household Products 2.8%
Procter & Gamble Co.	165,535	9,587,787

Internet Retail 5.3%
Amazon.com, Inc. (a)	196,126	18,310,323

Internet Software & Services 9.4%
Baidu, Inc. - ADR (Cayman Islands) (a)	19,841	7,758,823
Google, Inc., Class A (a)	40,889	20,274,811
Tencent Holdings Ltd. (Cayman Islands)	279,800	4,552,587
		32,586,221
Leisure Products 1.8%
ARUZE Corp. (Japan) (a)	377,700	6,181,043

Marine Ports & Services 4.3%
China Merchants Holdings International Co., Ltd. (China)	4,534,587	15,037,179

Oil & Gas Exploration & Production 3.8%
Ultra Petroleum Corp. (Canada) (a)	267,074	13,075,943

Other Diversified Financial Services 1.8%
BM&F BOVESPA SA (Brazil)	861,088	6,347,826

Property & Casualty Insurance 1.6%
Berkshire Hathaway, Inc., Class B (a)	1,621	5,386,583

Real Estate Management & Development 7.3%
Brascan Residential Properties SA (Brazil)	2,885,085	12,588,455

2

	Number of
Description	Shares	Value

Real Estate Management & Development (continued)
Brookfield Asset Management, Inc., Class A (Canada)	564,847	$12,827,675
		25,416,130
Reinsurance 3.5%
Greenlight Capital Re Ltd., Class A (Cayman Islands) (a)	641,346	12,057,305

Semiconductors 2.5%
Marvell Technology Group Ltd. (Bermuda) (a)	535,692	8,672,854

Specialized Finance 3.1%
CME Group, Inc.	35,252	10,864,314

Tobacco 3.0%
Philip Morris International, Inc.	212,860	10,374,796

Trucking 2.9%
DSV A/S (Denmark) (a)	557,149	9,933,737

Wireless Telecommunication Services 1.6%
Bharti Airtel Ltd. (India)	658,180	5,729,402

Total Long-Term Investments 94.6% (Cost $299,656,722)		327,751,996

Repurchase Agreements 5.6%
Banc of America Securities ($4,603,209 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.04%, dated 09/30/09, to be sold on 10/01/09 at $4,603,214)		4,603,209
JPMorgan Chase & Co. ($13,879,523 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 09/30/09, to be sold on 10/01/09 at $13,879,543)		13,879,523

3

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($774,268 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 09/30/09, to be sold on 10/01/09 at $774,268)	$774,268

Total Repurchase Agreements 5.6% (Cost $19,257,000)	19,257,000

Total Investments 100.2% (Cost $318,913,722)	347,008,996

Liabilities in Excess of Other Assets (0.2%)	(542,434)

Net Assets 100.0%	$346,466,562

Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security.

ADR - American Depositary Receipt

Security Valuation Equity securities listed on a U.S. exchange are valued at the latest quoted sale price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average between the last reported bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets for which market values are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Directors. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

4

Fair Value Measurements The Fund adopted Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), effective July 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
Investment	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments in an Asset Position
Common Stocks
Advertising	$13,946,328	$—	$—	$13,946,328
Auto Parts & Equipment	5,478,158	—	—	5,478,158
Casinos & Gaming	7,641,351	—	—	7,641,351
Communications Equipment	19,149,442	—	—	19,149,442

5

	Level 1	Level 2	Level 3
Investment	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Computer Hardware	$22,156,720	—	—	$22,156,720
Consumer Finance	7,987,552	—	—	7,987,552
Data Processing & Outsourced Services	15,851,997	—	—	15,851,997
Distillers & Vintners	4,746,413	—	—	4,746,413
Education Services	14,317,284	—	—	14,317,284
Fertilizers & Agricultural Chemicals	16,820,104	—	—	16,820,104
Health Care Equipment	5,765,791	—	—	5,765,791
Hotels, Resorts & Cruise Lines	4,329,413	—	—	4,329,413
Household Products	9,587,787	—	—	9,587,787
Internet Retail	18,310,323	—	—	18,310,323
Internet Software & Services	32,586,221	—	—	32,586,221
Leisure Products	6,181,043	—	—	6,181,043
Marine Ports & Services	15,037,179	—	—	15,037,179
Oil & Gas Exploration & Production	13,075,943	—	—	13,075,943
Other Diversified Financial Services	6,347,826	—	—	6,347,826
Property & Casualty Insurance	5,386,583	—	—	5,386,583
Real Estate Management & Development	25,416,130	—	—	25,416,130
Reinsurance	12,057,305	—	—	12,057,305
Semiconductors	8,672,854	—	—	8,672,854
Specialized Finance	10,864,314	—	—	10,864,314

6

	Level 1	Level 2	Level 3
Investment	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Tobacco	$10,374,796	—	—	$10,374,796
Trucking	9,933,737	—	—	9,933,737
Wireless Telecommunication Services	5,729,402	—	—	5,729,402
Short-Term Investments	—	19,257,000	—	19,257,000
Total Investments in an Asset Position	$327,751,996	$19,257,000	$—	$347,008,996

7

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 82.5%
Australia 2.3%
AGL Energy Ltd.	3,531	$42,583
Alumina Ltd. (a)	29,463	47,566
Amcor Ltd.	20,761	100,368
AMP Ltd.	9,616	55,311
Australia and New Zealand Banking Group Ltd.	2,385	51,318
BHP Billiton Ltd.	61,840	2,058,369
BlueScope Steel Ltd.	17,060	44,097
Boral Ltd.	14,099	75,748
Brambles Industries PLC	6,863	48,921
Caltex Australia Ltd. (a)	6,972	74,485
Coca-Cola Amatil Ltd.	3,793	32,826
Commonwealth Bank of Australia	1,861	84,962
CSL Ltd.	1,780	52,543
CSR Ltd.	14,555	24,140
Fairfax	7,012	10,609
Fortescue Metals Group Ltd. (a)	24,980	84,183
Foster’s Group Ltd.	14,277	69,903
Incitec Pivot Ltd.	30,931	77,223
Insurance Australia Group Ltd.	12,211	40,720
Leighton Holdings Ltd.	1,481	47,257
Lend Lease Corp., Ltd.	3,004	28,091
Macquarie Group Ltd.	1,437	74,529
Macquarie Infrastructure Group Ltd.	16,478	21,442
National Australia Bank Ltd.	2,485	67,434
Newcrest Mining Ltd.	9,093	255,897
Nufarm Ltd.	2,592	25,954
OneSteel Ltd.	9,272	24,785
Orica Ltd.	8,920	184,927
Origin Energy Ltd.	6,168	88,804
OZ Minerals Ltd. (a)	54,499	54,810

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Australia (continued)
QBE Insurance Group Ltd.	4,914	$104,303
Rio Tinto Ltd.	5,207	272,126
Santos Ltd.	4,491	60,222
Sims Metal Management Ltd.	2,826	56,917
Stockland Trust Group (REIT)	11	40
Suncorp-Metway Ltd.	4,099	32,111
Tabcorp Holdings Ltd.	2,785	17,518
Telstra Corp., Ltd.	14,996	43,260
Toll Holdings Ltd.	2,762	20,784
Transurban Group	5,542	20,045
Wesfarmers Ltd.	3,046	71,183
Wesfarmers Ltd.	1,112	26,046
Westpac Banking Corp., Ltd.	2,790	64,610
Woodside Petroleum Ltd.	4,423	203,410
Woolworths Ltd.	7,197	185,714
		5,128,094
Austria 0.4%
Erste Group Bank AG	5,128	229,174
Oesterreichishe Elektrizitaetswirtschafts AG, Class A	1,617	81,753
OMV AG	6,397	258,084
Raiffeisen International Bank Holding AG	1,392	90,768
Telekom Austria AG	7,127	128,489
Vienna Insurance Group	1,009	57,584
Voestalpine AG	3,305	117,959
		963,811
Belgium 0.3%
Anheuser-Busch InBev NV	3,805	173,751
Belgacom SA	1,228	47,836
Compagnie Nationale a Portefeuille (CNP)	315	17,138
Fortis (a)	8,528	39,947
Fortis (rights, expiring 07/04/14) (a)	18,445	0

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Belgium (continued)
Groupe Bruxelles Lambert SA	1,257	$116,105
InBev-STRIP VVPR (a)	3,808	17
Solvay SA	585	60,737
UCB SA	1,117	47,141
Umicore	1,315	39,371
		542,043
Bermuda 0.6%
Axis Capital Holdings Ltd.	2,300	69,414
Bunge Ltd.	2,516	157,527
Cheung Kong Infrastructure	1,000	3,574
Cosco Pacific Ltd.	6,074	8,715
Esprit Holdings Ltd.	22,900	153,651
Everest Re Group Ltd.	700	61,390
Invesco Ltd.	3,715	84,553
Kerry Properties Ltd.	9,500	50,809
Li & Fung Ltd.	88,000	354,837
Marvell Technology Group Ltd. (a)	3,600	58,284
Nabors Industries Ltd. (a)	2,300	48,070
Noble Group Ltd.	2,000	3,479
NWS Holdings Ltd.	2,142	4,146
PartnerRe Ltd.	1,100	84,634
Seadrill Ltd. (a)	7,800	162,857
Shangri-La Asia Ltd.	3,004	5,659
Willis Group Holdings Ltd.	2,100	59,262
Yue Yuen Industrial Holdings Ltd.	2,000	5,548
		1,376,409
Brazil 2.0%
Banco do Brasil SA	21,000	370,191
BM&F BOVESPA SA	33,600	247,695
Companhia Siderurgica Nacional SA	17,000	521,822
Companhia Vale do Rio Doce	29,600	688,205

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Brazil (continued)
CPFL Energia SA	4,400	$79,327
Cyrela Brazil Realty SA	22,800	296,647
Embraer (a)	13,600	78,686
Lojas Renner SA	15,500	271,748
Perdigao SA (a)	15,713	418,635
Petroleo Brasileiro SA	57,200	1,318,932
Redecard SA	7,000	107,671
		4,399,559
Canada 4.7%
Agnico-Eagle Mines Ltd.	3,200	216,422
Agrium, Inc.	1,550	77,482
Bank of Montreal	4,100	207,441
Bank of Nova Scotia	7,500	342,339
Barrick Gold Corp.	19,185	726,437
BCE, Inc.	3,764	92,777
Biovail Corp.	1,700	26,231
Bombardier, Inc., Class B	12,500	58,026
Brookfield Asset Management, Inc., Class A	4,700	106,981
CAE, Inc.	2,100	17,751
Cameco Corp.	3,400	94,348
Canadian Imperial Bank of Commerce	3,100	189,043
Canadian National Railway Co.	3,800	187,152
Canadian Natural Resources Ltd.	4,300	290,375
Canadian Oil Sands Trust	2,000	57,442
Canadian Pacific Railway Ltd.	2,150	100,607
Canadian Tire Corp., Class A	900	48,554
CI Financial Corp.	4,000	76,925
Crescent Point Energy Corp.	1,400	47,336
Eldorado Gold Corp. (a)	7,600	86,318
Enbridge, Inc.	3,100	120,363
EnCana Corp.	6,032	349,306

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Canada (continued)
Fairfax Financial Holdings Ltd.	100	$37,148
First Quantum Minerals Ltd.	1,000	65,381
Fortis, Inc.	1,000	23,332
George Weston Ltd.	1,300	67,680
Goldcorp, Inc.	16,028	643,425
Great-West Lifeco, Inc.	4,200	104,191
Husky Energy, Inc.	3,800	106,974
IGM Financial, Inc.	1,675	66,427
Imperial Oil Ltd.	5,800	220,754
Kinross Gold Corp.	14,500	315,962
Magna International, Inc., Class A	1,100	46,881
Manulife Financial Corp.	13,812	290,263
Metro, Inc., Class A	2,900	94,775
National Bank of Canada	1,200	66,733
Nexen, Inc.	4,500	102,302
Penn West Energy Trust	3,500	55,508
Potash Corp. of Saskatchewan, Inc.	8,100	734,761
Power Corp. of Canada	3,700	101,187
Power Financial Corp.	3,500	100,850
Research In Motion Ltd. (a)	4,000	270,415
Rogers Communication, Inc., Class B	6,300	177,882
Royal Bank of Canada	10,100	542,899
Shaw Communications, Inc., Class B	3,100	56,114
Shoppers Drug Mart Corp.	2,100	86,185
Sino-Forest Corp. (a)	24,400	385,377
SNC-Lavalin Group, Inc.	1,800	81,287
Sun Life Financial, Inc.	4,889	153,202
Suncor Energy, Inc.	16,000	558,913
Talisman Energy, Inc.	8,400	146,165
Teck Resources Ltd., Class B (a)	4,200	115,724
Thomson Reuters Corp.	2,500	83,828
Thomson Reuters Corp.	2,042	68,550

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Canada (continued)
Toronto-Dominion Bank	8,800	$569,187
TransAlta Corp.	1,600	32,638
TransCanada Corp.	4,844	150,978
Ultra Petroleum Corp. (a)	400	19,584
Yamana Gold, Inc.	14,182	152,596
		10,415,714
Cayman Islands 0.3%
Agile Property Holdings Ltd.	177,893	209,339
ASM Pacific Technology Ltd.	4,000	28,361
Chaoda Modern Agriculture Holdings Ltd.	94,650	57,156
China Mengniu Dairy Co., Ltd. (a)	3,000	7,680
China Resources Land Ltd.	88,000	192,804
Li Ning Co., Ltd.	50,000	153,870
Seagate Technology	100	1,521
		650,731
China 1.7%
Air China Ltd., Class H (a)	14,000	8,075
Aluminum Corp. of China Ltd., Class H (a)	14,000	15,283
Angang Steel Co., Ltd., Class H	12,000	22,544
Bank of Communications Ltd., Class H	31,000	37,760
Bank of East Asia Ltd.	20,277	73,258
Beijing Capital International Airport Co., Ltd., Class H (a)	8,000	4,975
BOC Hong Kong Holdings Ltd.	50,000	109,677
Cathay Pacific Airways Ltd. (a)	4,000	6,317
Cheung Kong Holdings Ltd.	15,000	190,354
China Construction Bank Corp., Class H	118,196	94,404
China COSCO Holdings Co., Ltd., Class H	10,250	12,273
China Life Insurance Co., Ltd., Class H	36,000	156,773
China Merchants Holdings International Co., Ltd.	7,993	26,506
China Mobile Hong Kong Ltd.	26,000	253,624
China Overseas Land & Investment Ltd.	20,000	43,251

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

China (continued)
China Petroleum & Chemical Corp., Class H	90,000	$76,529
China Resources Enterprise Ltd.	60,000	174,580
China Resources Power Holdings Co., Ltd.	6,000	13,951
China Shipping Container Lines Co., Ltd., Class H (a)	38,350	13,954
China Shipping Development Co., Ltd., Class H	9,979	12,619
China Telecom Corp., Ltd., Class H	74,000	34,947
China Travel International Investment Hong Kong Ltd.	486,000	95,945
Citic Pacific Ltd.	6,000	15,755
CLP Holdings Ltd.	6,000	40,877
CNOOC Ltd.	68,000	91,427
Datang International Power Generation Co., Ltd., Class H	22,000	11,497
Denway Motors Ltd.	28,000	12,464
Guangdong Investment Ltd.	8,000	3,943
Guangshen Railway Co., Ltd., Class H	20,000	8,077
Hang Lung Group Ltd.	12,000	60,077
Hang Lung Properties Ltd.	116,500	429,168
Hang Seng Bank Ltd.	10,800	155,658
Henderson Land Development Co., Ltd.	12,000	78,967
Hong Kong & China Gas Co., Ltd.	14,000	35,370
Hong Kong Electric Holdings Ltd.	4,000	21,935
Hong Kong Exchanges & Clearing Ltd.	3,300	59,825
Hopewell Holdings	7,500	23,564
Huaneng Power International, Inc., Class H	20,000	13,239
Hutchison Whampoa Ltd.	8,000	57,754
Hysan Development Co., Ltd.	6,825	17,084
Jiangsu Expressway Co., Ltd., Class H	10,000	8,206
Jiangxi Copper Co., Ltd., Class H	14,000	31,324
Lenovo Group Ltd.	20,000	8,903
Link (REIT)	26,952	59,329
Maanshan Iron & Steel Co., Ltd., Class H (a)	18,000	10,870
MTR Corp., Ltd.	4,487	15,574

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

China (continued)
New World Development Co., Ltd.	33,637	$72,395
PetroChina Co., Ltd., Class H	84,000	94,947
PICC Property & Casualty Co., Ltd., Class H (a)	24,000	16,506
Ping An Insurance Co. of China Ltd., Class H	6,000	47,613
Shanghai Industrial Holdings Ltd.	5,000	22,548
Sino Land Co., Ltd.	21,747	38,948
Sinopec Shangai Petrochemical Co., Ltd., Class H (a)	30,000	12,503
Sun Hung Kai Properties Ltd.	33,000	487,119
Swire Pacific Ltd., Class A	9,500	111,670
Television Broadcasts Ltd.	1,000	4,310
Wharf Holdings Ltd.	15,000	79,645
Wheelock & Co., Ltd.	12,000	39,329
Wing Hang Bank Ltd.	2,000	19,677
Yanzhou Coal Minining Co., Ltd., Class H	12,000	17,311
Zhejiang Expressway Co., Ltd., Class H	12,000	10,514
		3,823,521
Czech Republic 0.1%
CEZ AS	3,653	194,829
Komercni Banka AS	313	62,419
Telefonica O2 Czech Republic AS	2,296	56,835
		314,083
Denmark 0.2%
DSV A/S (a)	2,500	44,574
Novo Nordisk A/S, Class B	3,920	245,431
Novozymes A/S, Class B	581	54,679
Vestas Wind Systems A/S (a)	2,179	157,523
		502,207
Finland 0.7%
Fortum Oyj	7,218	185,054
Kesko Oyj, Class B	9,488	317,949
Kone Oyj, Class B	2,473	90,906

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Finland (continued)
Metso Corp. Oyj (a)	7,622	$214,485
Neste Oil Oyj	2,726	50,342
Nokia Oyj	17,810	261,926
Outokumpu Oyj	4,026	75,764
Rautaruukki Oyj	507	12,167
Sampo Oyj, Class A	6,910	174,023
Stora Enso Oyj, Class R (a)	6,149	42,831
UPM-Kymmene Oyj	5,406	64,869
Wartsila Oyj	883	35,379
		1,525,695
France 2.2%
Air Liquide SA	1,717	195,352
Alcatel-Lucent - ADR (a)	6,923	31,084
Alcatel-Lucent SA (a)	6,048	27,055
Alstom SA	900	65,679
Atos Origin (a)	43	2,171
AXA SA	9,464	256,209
BNP Paribas	6,310	504,162
BNP Paribas (rights, expiring 10/13/09) (a)	6,310	13,666
Bouygues SA	1,341	68,192
Cap Gemini SA	639	33,471
Carrefour SA	1,225	55,571
Casino Guichard-Perrachon SA	222	17,608
CNP Assurances	500	50,946
Compagnie de Saint-Gobain	1,330	68,995
Compagnie Generale des Etablissements Michelin, Class B	1,465	114,929
Credit Agricole SA	5,454	113,970
Dassault Systemes SA	262	14,604
Essilor International SA	2,216	126,290
Eurazeo	184	12,025

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

France (continued)
Fonciere Des Regions (REIT)	174	$20,265
France Telecom SA	5,702	151,903
GDF Suez	3,094	137,390
Gecina SA (REIT)	140	16,697
Hermes International	330	48,701
ICADE (REIT)	100	10,712
Imerys SA	200	11,477
Klepierre (REIT)	650	25,782
Lafarge SA	757	67,739
Lagardere SCA	1,070	49,839
L’Oreal SA	793	78,852
LVMH Moet Hennessy Louis Vuitton SA	1,058	106,409
Neopost SA	144	12,924
Peugeot SA (a)	1,629	49,666
PPR	218	27,942
Publicis Groupe	694	27,837
Renault SA (a)	1,642	76,566
Safran SA	630	11,805
Sanofi-Aventis SA	2,891	212,162
Schneider Electric SA	854	86,554
SCOR SE	1,186	32,420
Societe BIC SA	335	23,825
Societe Generale	2,810	226,161
Societe Television Francaise	2,121	37,276
Technip SA	588	37,559
Thales SA	595	29,516
Total SA, Class B	14,230	845,536
Unibail-Rodmaco SE (REIT)	608	126,295
Vallourec SA	533	90,320
Veolia Environnement	2,308	88,454
Vinci SA	1,138	64,380

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

France (continued)
Vivendi	3,379	$104,555
		4,709,498
Germany 2.1%
Adidas AG	585	30,964
Allianz SE	2,826	353,041
BASF SE	2,333	123,621
Bayer AG	8,639	598,593
Beiersdorf AG	685	40,226
Celesio AG	471	12,985
Commerzbank AG (a)	938	11,894
Daimler AG	5,326	268,146
Deutsche Bank AG	8,430	646,963
Deutsche Boerse AG	718	58,681
Deutsche Lufthansa AG	683	12,103
Deutsche Post AG	2,494	46,715
Deutsche Postbank AG (a)	240	8,489
Deutsche Telekom AG	8,162	111,436
E.ON AG	6,907	292,911
Fresenius Medical Care AG & Co. KGaA	1,036	51,590
Hochtief AG	189	14,398
Linde AG	574	62,224
MAN AG	491	40,524
Merck AG	327	32,515
Metro AG	2,160	122,166
Muenchener Rueckversicherungs-Gesellschaft AG	1,299	207,254
Puma AG	55	18,264
RWE AG	1,711	158,916
SAP AG	5,294	257,819
Siemens AG	8,431	780,717
ThyssenKrupp AG	1,009	34,742

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Germany (continued)
Volkswagen AG	1,023	$168,159
		4,566,056
Greece 0.2%
EFG Eurobank Ergasias SA (a)	5,040	79,284
Marfin Investment Group SA (a)	2,283	9,822
National Bank of Greece SA (a)	5,486	196,685
Piraeus Bank SA (a)	5,923	109,816
Titan Cement Co., SA	600	20,721
		416,328
Hungary 0.3%
Magyar Telekom Telecommunications PLC (a)	15,781	69,018
MOL Hungarian Oil and Gas Nyrt (a)	1,793	149,722
OTP Bank PLC (a)	9,075	258,942
Richter Gedeon	467	96,666
		574,348
Indonesia 1.6%
Aneka Tambang Tbk	180,500	45,755
Astra International Tbk	286,000	986,870
Bank Central Asia Tbk	784,500	375,407
Bank Danamon Indonesia Tbk	106,500	54,545
Bank Mandiri	404,000	196,462
Bank Rakyat Indonesia	342,000	265,391
Bumi Resources Tbk	1,099,000	366,712
Indocement Tunggal Prakarsa Tbk	64,000	70,191
Indofood Sukses Makmur Tbk	304,000	95,148
Indosat Tbk	61,500	34,679
International Nickel Indonesia Tbk (a)	132,000	56,679
Perusahaan Gas Negara	563,500	212,807

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Indonesia (continued)
Semen Gresik (Persero) Tbk	81,000	$52,799
Telekomunikasi Indonesia, Class B	610,000	545,939
Unilever Indonesia Tbk	89,500	99,084
United Tractors Tbk	87,000	140,424
		3,598,892
Ireland 0.2%
Accenture PLC, Class A	3,500	130,445
Covidien PLC	4,150	179,529
Ingersoll-Rand PLC	5,600	171,752
		481,726
Isle Of Man 0.0%
Genting International PLC (a)	3,000	2,385
Genting Singapore PLC (rights, expiring 10/12/09) (a)	600	134
		2,519
Israel 0.2%
Teva Pharmaceutical Industries Ltd. - ADR	6,700	338,752

Italy 0.7%
Alleanza Assicurazioni SpA	3,067	27,669
Assicurazioni Generali SpA	7,346	201,343
ENI SpA	27,061	676,363
Intesa Sanpaolo SpA (a)	59,952	265,166
Mediobanca SpA	2,031	27,759
Mediobanca SpA (warrants expiring 03/18/11) (a)	1,935	137
UniCredit SpA (a)	57,877	226,134
		1,424,571
Japan 9.9%
77th Bank Ltd.	4,000	22,815
Acom Co., Ltd.	383	5,897
Advantest Corp.	3,200	88,765
Aeon Co., Ltd.	4,606	44,077
Aeon Credit Service Co., Ltd.	500	5,035

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Aeon Mall Co., Ltd.	200	$4,164
Aioi Insurance Co., Ltd.	1,000	5,102
Ajinomoto Co., Inc.	5,800	58,087
Amada Co., Ltd.	3,527	23,732
Asahi Breweries Ltd.	2,800	51,218
Asahi Glass Co., Ltd.	16,600	134,072
Asahi Kasei Corp.	16,900	86,039
Astellas Pharma, Inc.	4,705	193,410
Bank of Kyoto Ltd.	3,000	27,572
Bank of Yokohama Ltd.	16,000	78,427
Benesse Corp.	604	29,606
Bridgestone Corp.	9,764	175,233
Canon, Inc.	14,104	570,351
Casio Computer Co., Ltd.	5,100	41,645
Central Japan Railway Co.	15	107,781
Chiba Bank Ltd.	8,000	49,552
Chubu Electric Power Co., Inc.	5,752	139,691
Chugai Pharmaceutical Co., Ltd.	3,258	67,399
Chuo Mitsui Trust Holdings, Inc.	7,536	27,956
Citizen Watch Co., Ltd.	6,500	36,568
Coca-Cola West Japan Co., Ltd.	400	7,829
Credit Saison Co., Ltd.	1,352	15,905
Dai Nippon Printing Co., Ltd.	5,300	72,977
Daicel Chemical Industries Ltd.	2,000	12,076
Daiichi Sankyo Co., Ltd.	6,500	134,178
Daikin Industries Ltd.	2,300	82,761
Dainippon Ink & Chemicals	10,000	14,259
DAITO Trust Construction Co., Ltd.	1,603	70,002
Daiwa House Industry Co., Ltd.	6,800	71,208
Daiwa Securities Group, Inc.	18,500	95,421
Denki Kagaku Kogyo KK	6,031	24,859

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Denso Corp.	6,900	$202,930
Dowa Mining Co., Ltd.	8,000	48,482
Dowa Mining Co., Ltd. (rights, expiring 01/29/10) (a)	11,000	0
East Japan Railway Co.	3,800	273,470
Eisai Co., Ltd.	2,250	84,721
FamilyMart Co., Ltd.	1,003	32,292
Fanuc Ltd.	2,300	206,261
Fast Retailing Co., Ltd.	1,050	132,880
Fuji Electric Holdings Co., Ltd.	6,000	11,096
Fuji Television Network, Inc.	8	13,101
FUJIFILM Holdings Corp.	6,666	199,761
Fujitsu Ltd.	24,600	160,867
Fukuoka Financial Group, Inc.	8,000	33,242
Furukawa Electric Co., Ltd.	10,800	43,915
Gunma Bank Ltd.	1,000	5,503
Hachijuni Bank Ltd.	1,000	5,570
Hino Motors Ltd.	2,000	7,598
Hirose Electric Co., Ltd.	355	40,022
Hiroshima Bank Ltd.	2,000	8,266
Hitachi Construction Machinery Co., Ltd.	900	19,320
Hitachi Ltd.	44,500	136,824
Hokkaido Electric Power Co., Inc.	1,800	37,458
Hokuhoku Financial Group, Inc.	15,000	35,092
Honda Motor Co., Ltd.	17,912	551,737
Hoya Corp.	5,600	132,256
Ibiden Co., Ltd.	1,700	63,254
IHI Corp. (a)	15,040	30,494
Inpex Corp.	10	85,334
Isetan Mitsukoshi Holdings, Ltd.	6,102	70,085
Ito En Ltd.	600	11,109
Itochu Corp.	18,026	119,484

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Itochu Techno-Science Corp.	700	$21,562
J Front Retailing Co., Ltd.	6,000	36,161
Japan Airlines System Corp. (a)	11,000	16,176
Japan Prime Realty Investment Corp. (REIT)	2	4,862
Japan Real Estate Investment Corp. (REIT)	5	40,885
Japan Retail Fund Investment Corp. (REIT)	7	37,977
Japan Tobacco, Inc.	41	140,678
JFE Holdings, Inc.	4,600	157,834
JGC Corp.	4,546	92,981
Joyo Bank Ltd.	15,000	73,692
JSR Corp.	3,304	67,725
Kajima Corp.	18,600	47,658
Kaneka Corp.	4,000	28,742
Kansai Electric Power Co., Inc.	8,000	193,394
Kao Corp.	5,345	132,188
Kawasaki Heavy Industries Ltd.	20,000	50,799
Kawasaki Kisen Kaisha Ltd.	2,000	7,419
Keihin Electric Express Railway Co., Ltd.	6,000	50,866
Keio Corp.	2,500	17,072
Keyence Corp.	547	116,877
Kikkoman Corp.	2,500	31,137
Kintetsu Corp.	17,628	68,144
Kirin Brewery Co., Ltd.	4,626	70,912
Kobe Steel Ltd.	28,000	48,972
Komatsu Ltd.	13,400	251,087
Konami Co., Ltd.	2,050	41,792
Konica Minolita Holdings, Inc.	7,255	68,780
Koyo Seiko Co., Ltd.	1,000	11,653
Kubota Corp.	18,930	157,530
Kuraray Co., Ltd.	7,265	79,315
Kurita Water Industries Ltd.	1,700	60,981

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Kyocera Corp.	2,400	$222,715
Kyowa Hakko Kirin Co., Ltd.	5,020	63,585
Kyushu Electric Power Co., Inc.	3,752	85,059
Lawson, Inc.	903	41,949
Leopalace21 Corp.	1,200	9,639
Mabuchi Motor Co., Ltd.	356	18,124
Marubeni Corp.	47,229	238,342
Marui Co., Ltd.	6,403	45,866
Matsui Securities Co., Ltd.	1,500	12,232
MEIJI Holdings Co., Ltd.	300	12,800
Minebea Co., Ltd.	8,000	36,718
Mitsubishi Chemical Holdings Corp.	20,000	83,106
Mitsubishi Corp.	15,331	310,155
Mitsubishi Electric Corp.	23,928	181,263
Mitsubishi Estate Co., Ltd.	9,500	149,435
Mitsubishi Heavy Industries Ltd.	44,526	168,650
Mitsubishi Logistics Corp.	2,000	24,219
Mitsubishi Materials Corp.	25,000	69,069
Mitsubishi Rayon Co., Ltd.	7,023	24,097
Mitsubishi Tokyo Financial Group, Inc.	84,901	455,882
Mitsubishi UFJ Lease & Finance Co., Ltd. (b)	200	6,038
Mitsui & Co., Ltd.	17,731	231,897
Mitsui Chemicals, Inc.	7,000	24,954
Mitsui Fudosan Co., Ltd.	7,500	126,915
Mitsui Mining & Smelting Co., Ltd. (a)	21,024	53,869
Mitsui O.S.K. Lines Ltd.	2,500	14,816
Mitsui Sumitomo Insurance Group Holdings, Inc.	3,650	100,638
Mizuho Financial Group, Inc.	88,700	175,888
Murata Manufacturing Co., Inc.	2,700	128,135
Namco Bandai Holdings, Inc.	300	3,071
NEC Corp.	26,600	83,565

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
NGK Insulators Ltd.	5,320	$123,273
NGK Spark Plug Co., Ltd.	2,530	32,300
Nidec Corp.	1,402	113,859
Nikon Corp.	3,500	64,023
Nintendo Co., Ltd.	903	231,371
Nippon Building Fund, Inc. (REIT)	5	44,617
Nippon Electric Glass Co., Ltd.	6,500	59,305
Nippon Express Co., Ltd.	9,500	38,629
Nippon Meat Packers, Inc.	2,300	29,568
Nippon Mining Holdings, Inc.	10,000	49,240
Nippon Oil Corp.	19,100	107,240
Nippon Paper Group, Inc.	2,100	60,592
Nippon Sheet Glass Co., Ltd.	6,000	20,052
Nippon Steel Corp.	59,030	215,695
Nippon Telegraph & Telephone Corp.	2,100	97,321
Nippon Yusen Kabushiki Kaisha	13,429	51,912
NIPPONKOA Insurance Co., Ltd.	1,000	6,261
Nishi-Nippon City Bank Ltd.	16,000	40,461
Nissan Motor Co., Ltd. (a)	25,604	173,137
Nisshin Seifun Group, Inc.	3,000	41,976
Nisshin Steel Co., Ltd.	3,000	5,347
Nisshinbo Industries, Inc.	1,572	16,724
Nissin Food Products Co., Ltd.	1,400	53,807
Nitto Denko Corp.	2,453	75,149
Nomura Holdings, Inc.	26,532	163,451
Nomura Real Estate Office Fund, Inc. (REIT)	1	6,651
Nomura Research, Inc.	2,367	56,298
NSK Ltd.	11,532	71,557
NTN Corp.	8,035	33,298
NTT Data Corp.	24	76,894
NTT Docomo, Inc.	42	67,095

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
NTT Urban Development Corp.	4	$3,672
Obayashi Corp.	14,029	61,420
Obic Co., Ltd.	120	20,306
OJI Paper Co., Ltd.	20,600	92,943
Olympus Optical Co., Ltd.	2,700	71,587
Omron Corp.	4,004	75,561
Onward Kashiyama Co., Ltd.	2,546	18,946
Oracle Corp. Japan	700	31,193
Oriental Land Co., Ltd.	803	56,536
ORIX Corp.	300	18,314
Osaka Gas Co., Ltd.	22,218	77,967
Panasonic Corp.	20,700	305,087
Panasonic Electric Works Co., Ltd.	3,500	41,837
Promise Co., Ltd.	490	2,675
Resona Holdings, Inc.	5,200	66,908
Ricoh Co., Ltd.	8,955	130,487
Rohm Co., Ltd.	1,803	126,139
Sanyo Electric Co., Ltd. (a)	25,400	60,271
Sapporo Hokuyo Holdings, Inc.	1,000	3,554
Sapporo Holdings Ltd.	2,000	10,204
SBI Holdings, Inc.	102	20,181
Secom Co., Ltd.	1,243	62,590
Seiko Epson Corp.	2,267	33,993
Sekisui Chemical Co., Ltd.	7,524	43,753
Sekisui House Ltd.	9,824	88,647
Seven & I Holdings Co., Ltd.	6,800	162,870
Sharp Corp.	8,600	95,614
Shimamura Co., Ltd.	450	44,165
Shimano, Inc.	1,200	51,869
Shimizu Corp.	12,300	48,370
Shin-Etsu Chemical Co., Ltd.	4,801	295,232

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Shinko Securities	11,000	$40,071
Shinsei Bank Ltd.	13,000	19,986
Shionogi & Co., Ltd.	4,136	97,911
Shiseido Co., Ltd.	4,000	69,738
Shizuoka Bank Ltd.	9,000	95,048
Showa Denko K.K.	7,000	14,271
Showa Shell Sekiyu K.K.	4,050	44,261
SMC Corp.	703	86,460
Softbank Corp.	9,550	209,905
Sompo Japan Insurance, Inc.	9,500	63,922
Sony Corp.	7,297	215,825
Sony Financial Holdings, Inc.	3	8,619
Stanley Electric Co., Ltd.	1,950	39,537
Sumitomo Chemical Co., Ltd.	18,700	77,912
Sumitomo Corp.	11,000	113,352
Sumitomo Electric Industries Ltd.	8,100	105,937
Sumitomo Heavy Industries Ltd. (a)	7,000	34,156
Sumitomo Metal Industries Ltd.	33,000	81,245
Sumitomo Metal Mining Co., Ltd.	12,000	197,048
Sumitomo Mitsui Financial Group, Inc.	5,800	202,239
Sumitomo Realty & Development Co., Ltd.	3,000	54,910
Sumitomo Trust & Banking Co., Ltd.	16,025	85,155
Suruga Bank Ltd.	1,000	9,458
Taiheiyo Cement Corp.	6,000	8,021
Taisei Corp.	24,000	47,591
Taisho Pharmaceutical Co.	1,616	32,675
Takashimaya Co., Ltd.	5,040	40,313
Takeda Pharmaceutical Co., Ltd.	8,055	335,606
T&D Holdings, Inc.	2,800	75,798
TDK Corp.	1,703	98,463
Teijin Ltd.	16,629	51,870

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Terumo Corp.	2,050	$112,817
THK Co., Ltd.	500	9,792
Tobu Railway Co., Ltd.	13,300	81,194
Toho Co., Ltd.	1,250	21,180
Tohoku Electric Power Co., Inc.	4,750	105,832
Tokio Marine Holdings, Inc.	9,204	266,589
Tokyo Broadcasting System, Inc.	1,000	17,011
Tokyo Electric Power Co., Inc.	11,950	313,510
Tokyo Electron Ltd.	2,950	188,308
Tokyo Gas Co., Ltd.	25,721	106,878
Tokyo Tatemono Co., Ltd.	4,000	19,562
Tokyu Corp.	9,800	46,945
Tokyu Land Corp.	1,000	3,999
TonenGeneral Sekiyu K.K.	5,500	53,735
Toppan Printing Co., Ltd.	6,300	59,656
Toray Industries, Inc.	17,000	103,025
Toshiba Corp.	40,042	210,102
Tosoh Corp.	10,500	26,553
Tostem Inax Holdings Corp.	3,261	57,217
Toto Ltd.	6,800	42,573
Toyo Seikan Kaisha Ltd.	3,517	67,664
Toyoda Gosei Co., Ltd.	500	14,622
Toyota Industries Corp.	1,354	37,182
Toyota Motor Corp.	27,853	1,107,728
Trend Micro, Inc.	1,688	62,996
Uni-Charm Corp.	600	56,949
UNY Co., Ltd.	2,056	15,392
Ushio, Inc.	1,000	17,434
USS Co., Ltd.	695	41,422
West Japan Railway Co.	9	34,089
Yahoo! Japan Corp.	280	95,137

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Yakult Honsha Co., Ltd.	1,829	$48,799
Yamada Denki Co., Ltd.	1,300	88,052
Yamaha Corp.	2,204	26,075
Yamaha Motor Corp., Ltd.	900	11,099
Yamato Transport Co., Ltd.	5,518	90,671
Yamazaki Baking Co., Ltd.	2,500	33,866
Yokogawa Electric Corp.	3,046	26,977
		21,736,564
Jersey Channel Islands 0.2%
Experian PLC	2,945	24,780
Shire PLC	68	1,178
WPP PLC	44,991	386,116
		412,074
Luxembourg 0.1%
ArcelorMittal	3,890	145,442

Malaysia 0.0%
YTL Corp. Bhd	574	1,186

Mexico 0.8%
America Movil SAB de CV, Class L	195,600	428,242
Carso Global Telecom SAB de CV, Class A1 (a)	10,600	43,627
Cemex SAB de CV (a)	87,600	113,062
Desarrolladora Homex SAB de CV - ADR (a)	5,200	196,456
Fomento Economico Mexicano SAB de CV, Class B	23,300	88,715
Grupo Bimbo SAB de CV, Class A	4,400	24,505
Grupo Carso SA de CV, Class A1	9,900	31,988
Grupo Elektra SA de CV	1,200	47,566
Grupo Financiero Banorte SAB de CV, Class O	18,227	60,986
Grupo Financiero Inbursa SAB de CV, Class O	11,600	32,831
Grupo Mexico SAB de CV, Class B (a)	48,485	89,376
Grupo Modelo SA de CV, Class C (a)	8,500	31,860

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Mexico (continued)
Grupo Televisa SA	15,400	$56,981
Kimberly-Clark de Mexico SAB de CV	6,600	27,389
Telefonos de Mexico SAB de CV, (Telmex) Class L	56,900	49,704
Telmex Internacional SAB de CV	72,700	50,901
Urbi, Desarrollos Urbanos SAB de CV (a)	28,300	57,367
Wal-Mart de Mexico SAB de CV, Class V	116,731	404,757
		1,836,313
Netherlands 0.7%
Aegon NV (a)	8,097	68,735
Akzo Nobel NV	1,770	109,653
ASML Holding NV	2,981	87,681
Corio NV (REIT)	397	27,380
European Aeronautic Defence and Space Co. NV	1,312	29,461
Fugro NV	947	54,690
Heineken NV	3,970	183,028
ING Groep NV, CVA (a)	7,214	128,791
James Hardie Industries NV (a)	10,826	75,069
Koninklijke DSM NV	1,166	48,714
Koninklijke KPN NV	4,137	68,621
Randstad Holding NV (a)	384	16,585
Reed Elsevier NV	2,408	27,168
Royal Philips Electronics NV	9,296	226,359
SBM Offshore NV	2,686	57,111
STMicroelectronics NV	3,363	31,688
TNT NV	2,361	63,364
Unilever NV, CVA	3,428	98,797
Wolters Kluwer NV	1,626	34,727
		1,437,622
Netherlands Antilles 0.3%
Schlumberger Ltd.	10,300	613,880

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Norway 0.9%
DnB NOR ASA (a)	16,051	$185,906
Norsk Hydro ASA (a)	26,040	173,297
Orkla ASA	21,600	203,618
Renewable Energy Corp., AS (a)	5,800	50,910
StatoilHydro ASA	21,882	492,109
Telenor ASA (a)	23,621	273,583
Yara International ASA	17,012	535,445
		1,914,868
Panama 0.0%
Carnival Corp.	400	13,312

Philippines 0.1%
Ayala Land, Inc.	152,800	37,268
Banco de Oro Universal Bank	19,301	14,123
Bank of the Philippine Islands	38,880	37,107
Globe Telecom, Inc.	820	17,044
Manila Electric Co.	15,500	55,886
Philippine Long Distance Telephone Co.	1,510	77,181
PNOC Energy Development Corp.	178,200	17,763
SM Investments Corp.	4,536	31,266
SM Prime Holdings, Inc.	124,171	27,652
		315,290
Poland 1.3%
Asseco Poland SA	4,855	104,540
Bank Handlowy w Warszawie SA (a)	792	17,495
Bank Pekao SA (a)	13,881	735,135
Bank Zachodni WBK SA (a)	6,207	324,396
BRE Bank SA (a)	212	17,735
Getin Holding SA (a)	6,687	21,202
Globe Trade Centre SA (a)	2,700	22,672
KGHM Polska Miedz SA	9,432	283,936

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Poland (continued)
PBG SA (a)	200	$14,634
Polski Koncern Naftowy Orlen SA	30,542	316,583
Polskie Gornictwo Naftowe I Gazownictwo SA	23,700	29,727
Powszechna Kasa Oszczednosci Bank Polski SA	37,558	439,034
Telekomunikacja Polska SA	88,133	485,175
		2,812,264
Portugal 0.1%
Brisa-Auto Estradas de Portugal SA	5,529	54,451
Portugal Telecom SGPS SA	7,379	78,124
		132,575
Republic of Korea (South Korea) 2.0%
Amorepacific Corp.	45	32,234
Cheil Industries, Inc.	700	30,359
Daewoo Engineering & Construction Co., Ltd.	2,660	31,606
Doosan Heavy Industries & Construction Co., Ltd.	160	9,153
GS Engineering & Construction Corp.	480	37,561
Hana Financial Group, Inc.	1,960	67,537
Hyundai Development Co.	780	28,334
Hyundai Engineering & Construction Co., Ltd.	640	34,763
Hyundai Heavy Industries Co., Ltd.	581	88,759
Hyundai Mipo Dockyard Co., Ltd.	60	6,340
Hyundai Mobis	900	126,416
Hyundai Motor Co.	2,422	229,198
Hyundai Steel Co.	720	46,564
KB Financial Group, Inc. (a)	5,400	277,276
Kia Motors Corp. (a)	2,990	47,201
Korea Electric Power Corp. (a)	3,790	115,156
Korea Exchange Bank	3,970	46,666
Korean Air Lines Co., Ltd. (a)	190	7,740
KT&G Corp.	1,540	93,321
KT Corp.	1,950	66,945
LG Chem Ltd.	442	82,154

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Republic of Korea (South Korea) (continued)
LG Display Co., Ltd.	2,510	$72,216
LG Electronics, Inc.	1,454	154,871
LG Telecom Ltd.	790	5,706
Lotte Shopping Co., Ltd.	147	39,612
NHN Corp. (a)	540	79,516
POSCO	871	360,006
Samsung Corp.	1,840	84,953
Samsung Electro-Mechanics Co., Ltd.	930	80,115
Samsung Electronics Co., Ltd.	1,628	1,126,094
Samsung Engineering Co., Ltd.	160	14,123
Samsung Fire & Marine Insurance Co., Ltd.	545	111,475
Samsung Heavy Industries Co., Ltd.	2,060	44,758
Samsung SDI Co., Ltd.	510	64,494
Samsung Securities Co., Ltd.	720	41,981
Samsung Techwin Co., Ltd.	200	15,854
Shinhan Financial Group Co., Ltd. (a)	5,210	207,825
Shinsegae Co., Ltd.	202	102,007
SK Corp.	450	42,966
SK Energy Co., Ltd.	780	83,412
SK Telecom Co., Ltd.	566	87,668
S-Oil Corp.	630	33,311
Woongjin Coway Co., Ltd.	270	8,673
		4,366,919
Republic of Mauritius 0.0%
Golden Agri-Resources Ltd. (a)	5,820	1,777

Russia 2.0%
Gazprom - ADR	61,050	1,419,412
LUKOIL - ADR	12,250	663,950
LUKOIL - ADR (a)	2,400	130,080

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Russia (continued)
Mining & Mettallurgical Co. Norilsk Nickel - ADR (a)	28,582	$354,417
Mobile TeleSystems - ADR	4,950	238,936
NovaTek OAO - GDR	2,289	112,848
Polyus Gold Co. - ADR	5,159	117,419
Rosneft Oil Co. - GDR (a)	37,050	278,616
Surgutneftegaz - ADR	24,800	212,288
Tatneft - ADR	9,109	225,448
Vimpel-Communications - ADR	14,650	273,955
VTB Bank OJSC - GDR	57,673	213,390
Wimm-Bill-Dann Foods - ADR (a)	3,000	214,530
		4,455,289
Singapore 0.1%
Ascendas (REIT)	1,000	1,370
CapitaLand Ltd.	2,000	5,282
CapitaMall Trust (REIT)	1,000	1,313
City Developments Ltd.	1,000	7,326
ComfortDelGro Corp., Ltd.	2,000	2,286
DBS Group Holdings Ltd.	1,000	9,427
Flextronics International Ltd. (a)	9,600	71,616
Fraser & Neave Ltd.	1,000	2,818
Keppel Corp., Ltd.	1,000	5,750
Olam International Ltd.	40,000	70,990
Oversea-Chinese Bank Corp., Ltd.	3,000	16,718
SembCorp Industries Ltd.	1,000	2,407
SembCorp Marine Ltd.	1,000	2,258
Singapore Airlines Ltd.	1,000	9,782
Singapore Airport Terminal Services Ltd.	10,950	17,568
Singapore Exchange Ltd.	1,000	5,977
Singapore Press Holdings Ltd.	1,000	2,740
Singapore Telecommunications Ltd.	9,000	20,765
United Overseas Bank Ltd.	1,000	11,912

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Singapore (continued)
UOL Group Ltd.	1,000	$2,442
Wilmar International Ltd.	1,000	4,487
		275,234
South Africa 0.7%
Anglo Platinum Ltd. (a)	900	79,912
AngloGold Ashanti Ltd.	1,800	72,244
ArcelorMittal South Africa Ltd.	2,340	37,380
Bidvest Group Ltd.	2,479	39,122
FirstRand Ltd.	35,300	77,583
Gold Fields Ltd.	4,400	59,452
Harmony Gold Mining Co., Ltd.	4,100	43,664
Impala Platinum Holdings Ltd.	7,200	167,732
Imperial Holdings Ltd.	1,700	18,066
Massmart Holdings Ltd.	2,300	26,980
MTN Group Ltd.	11,500	186,998
Naspers Ltd., Class N	2,700	92,254
Nedbank Group Ltd.	2,700	42,951
Pretoria Portland Cement Co., Ltd.	3,610	16,291
Sanlam Ltd.	20,400	55,698
Sappi Ltd.	2,900	10,925
Sasol Ltd.	7,300	274,430
Standard Bank Group Ltd.	13,956	180,488
Steinhoff International Holdings Ltd. (a)	8,000	17,572
Telkom South Africa Ltd.	2,100	12,082
Tiger Brands Ltd.	2,200	44,076
Truworths International Ltd.	4,100	23,196
Woolworths Holdings Ltd.	7,600	16,339
		1,595,435

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Spain 1.2%
Banco Bilbao Vizcaya Argentaria SA - ADR	13,575	$242,178
Banco Bilbao Vizcaya Argentaria SA	12,856	228,199
Banco Popular Espanol SA	7,333	73,506
Banco Santander SA - ADR	150	2,422
Banco Santander SA	50,981	820,633
Criteria Caixacorp SA	3,668	18,840
Iberdrola SA	7,392	72,528
Repsol YPF SA (a)	7,525	204,708
Telefonica SA	35,558	981,097
		2,644,111
Sweden 1.0%
Alfa Laval AB	1,200	14,081
Assa Abloy AB, Class B	4,764	77,426
Atlas Copco AB, Class A	5,804	74,763
Atlas Copco AB, Class B	6,878	78,435
Electrolux AB, Class B (a)	2,900	66,350
Ericsson, Class B	40,908	410,761
Getinge AB, Class B	12,204	204,819
Hennes & Mauritz AB, Class B	3,608	202,620
Holmen AB, Class B,	700	19,279
Husqvarna AB, Class B (a)	2,900	20,134
Investor AB, Class B Ser B	7,066	128,978
Lundin Petroleum AB (a)	6,775	54,909
Nordea Bank AB	12,642	127,302
Sandvik AB	8,800	97,198
Securitas AB, Class B	4,767	46,020
Skanska AB, Class B	5,551	81,457
Ssab Svenskt Stal AB, Class B	2,773	42,959
Svenska Cellulosa AB, Class B	5,920	80,248
Svenska Handelsbanken AB, Class A	3,561	90,923
Tele2 AB, Class B	1,934	25,661

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Sweden (continued)
TeliaSonera AB	17,290	$113,591
Volvo AB, Class A	7,475	67,015
Volvo AB, Class B	9,397	86,943
		2,211,872
Switzerland 3.0%
ABB Ltd. (a)	14,962	300,308
ACE Ltd. (a)	3,100	165,726
Baloise Holding AG	374	35,729
Compagnie Financiere Richemont SA	3,486	98,495
Credit Suisse Group AG	8,843	490,662
Foster Wheeler AG (a)	3,700	118,067
Geberit AG	339	52,078
Givaudan SA	50	37,489
Holcim Ltd.	1,303	89,398
Julius Baer Holding AG	4,893	244,343
Logitech International SA (a)	1,793	32,683
Lonza Group AG	324	35,330
Nestle SA	29,605	1,261,562
Nobel Biocare Holding AG	6,361	210,540
Noble Corp.	400	15,184
Novartis AG	11,519	576,339
Pargesa Holding SA	200	17,273
Roche Holding AG	3,460	559,249
Schindler Holding AG	903	61,911
Straumann AG	608	157,383
Swatch Group AG	235	55,354
Swatch Group AG	460	20,907
Swiss Life Holding (a)	172	20,349
Swiss Reinsurance	2,076	93,714
Swisscom AG	138	49,371
Syngenta AG	1,447	332,462

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Switzerland (continued)
Transocean Ltd. (a)	4,628	$395,833
Tyco Electronics Ltd.	3,950	88,006
Tyco International Ltd.	3,650	125,852
UBS AG (a)	23,764	435,012
Weatherford International Ltd. (a)	4,208	87,232
Zurich Financial Services AG	1,100	261,652
		6,525,493
Turkey 1.9%
Akbank TAS	85,966	498,186
Anadolu Efes Biracilik ve Malt Sanayii AS	24,218	264,374
BIM Birlesik Magazalar AS	4,405	179,584
Enka Insaat ve Sanayi AS	40,613	172,414
Eregli Demir ve Celik Fabrikalari TAS (a)	52,192	225,087
Haci Omer Sabanci Holding AS	44,882	173,903
KOC Holding AS	42,618	112,001
Tupras-Turkiye Petrol Rafinerileri AS	14,942	247,691
Turk Telekomunikasyon AS	58,200	174,914
Turkcell Iletisim Hizmetleri AS	66,007	471,479
Turkiye Garanti Bankasi AS	173,573	654,992
Turkiye Halk Bankasi AS	31,800	188,571
Turkiye Is Bankasi AS, Class C	107,593	420,512
Turkiye Vakiflar Bankasi TAO, Class D (a)	72,728	166,627
Yapi ve Kredi Bankasi AS (a)	78,218	170,772
		4,121,107
United Kingdom 5.8%
3i Group PLC	6,299	29,053
Admiral Group PLC	1,171	21,653
Amec PLC	2,020	24,373
Anglo American PLC (a)	6,417	204,389
Associated British Foods PLC	44	596
AstraZeneca PLC	7,857	352,089

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United Kingdom (continued)
Aviva PLC	15,064	$107,878
BAE Systems PLC	21,284	118,781
Balfour Beatty PLC	5,213	26,826
Barclays PLC (a)	28,756	170,039
Berkeley Group Holdings PLC (a)	616	8,722
BG Group PLC	21,809	378,864
BP PLC	193,668	1,711,595
British Airways PLC (a)	4,367	15,389
British American Tobacco PLC	13,146	412,413
British Land Co. PLC (REIT)	6,577	49,948
British Sky Broadcasting Group PLC	13,174	120,324
BT Group PLC	48,938	101,673
Bunzl PLC	2,273	23,049
Burberry Group PLC	3,181	25,597
Cable & Wireless PLC	356	816
Cadbury PLC	6,444	82,697
Cairn Energy PLC (a)	18	802
Capita Group PLC	1,182	13,648
Centrica PLC	21,450	86,249
Cobham PLC	6,180	21,620
Diageo PLC	14,979	229,812
Drax Group PLC	86	648
Firstgroup PLC	2,368	15,656
Friends Provident Group PLC	11,987	15,939
G4S PLC	2,171	7,654
GlaxoSmithKline PLC	27,664	543,577
Hammerson PLC (REIT)	5,254	33,108
Home Retail Group PLC	2,806	12,193
HSBC Holdings PLC	132,060	1,511,131
ICAP PLC	2,360	15,943
Imperial Tobacco Group PLC	6,104	176,373

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United Kingdom (continued)
International Power PLC	3,163	$14,609
Invensys PLC	1,907	8,872
Investec PLC	3,062	22,412
J Sainsbury PLC	6,738	34,997
Johnson Matthey PLC	1,330	29,503
Kingfisher PLC	4,702	15,998
Land Securities Group PLC (REIT)	5,794	57,873
Legal & General Group PLC	48,431	67,957
Liberty International PLC (REIT)	3,414	26,189
Lloyds TSB Group PLC (a)	45,777	75,865
London Stock Exchange PLC	167	2,285
Lonmin PLC (a)	23	615
Man Group PLC	32,018	169,474
Marks & Spencer Group PLC	5,953	34,449
National Grid PLC	22,213	214,418
Next PLC	927	26,548
Old Mutual PLC (a)	34,843	55,684
Pearson PLC	6,282	77,405
Prudential Corp., PLC	15,646	150,403
Reckitt Benckiser Group PLC	8,893	434,614
Reed Elsevier PLC	8,565	64,102
Rexam PLC (a)	3,369	14,053
Rio Tinto Corp., PLC	5,113	218,052
Rolls-Royce Group PLC (a)	14,449	108,716
Royal Bank of Scotland Group PLC (a)	84,099	71,166
Royal Dutch Shell PLC, Class A	36,230	1,032,665
Royal Dutch Shell PLC, Class B	17,026	472,368
RSA Insurance Group PLC	23,709	50,698
SABMiller PLC	5,017	120,991
Sage Group PLC	7,579	28,270
Schroders PLC	1,880	32,839

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United Kingdom (continued)
Scottish & Southern Energy PLC	7,146	$133,961
Segro PLC (REIT)	5,274	30,975
Serco Group PLC	791	6,384
Severn Trent PLC	2,349	36,433
Smith & Nephew PLC	27,992	250,742
Smiths Group PLC	3,756	53,334
Standard Chartered PLC	28,412	700,171
Standard Life PLC	13,312	46,591
Tesco PLC	29,244	186,758
Tomkins PLC	5,994	18,067
Tullow Oil PLC	88	1,586
Unilever PLC	6,162	175,094
United Utilities Group PLC	1,439	10,501
Vedanta Resources PLC	20	608
Vodafone Group PLC	304,222	681,642
William Morrison Supermarkets PLC	206	913
Wolseley PLC (a)	362	8,718
Xstrata PLC (a)	2,864	42,224
		12,789,909
United States 29.6%
3M Co.	4,600	339,480
Abbott Laboratories	12,200	603,534
Adobe Systems, Inc. (a)	7,600	251,104
AES Corp. (a)	5,200	77,064
Aetna, Inc.	3,900	108,537
Affiliated Computer Services, Inc., Class A (a)	1,100	59,587
Aflac, Inc.	3,300	141,042
AGCO Corp. (a)	4,585	126,684
Agilent Technologies, Inc. (a)	3,504	97,516
Air Products & Chemicals, Inc.	2,000	155,160
Alcoa, Inc.	9,550	125,296

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Allstate Corp.	5,100	$156,162
Altera Corp.	3,100	63,581
Altria Group, Inc.	12,417	221,147
Amazon.com, Inc. (a)	2,500	233,400
AMB Property Corp. (REIT)	700	16,065
Ameren Corp.	1,600	40,448
American Electric Power Co., Inc.	2,300	71,277
American Express Co.	5,000	169,500
American Tower Corp., Class A (a)	3,500	127,400
Ameriprise Financial, Inc.	2,100	76,293
Amgen, Inc. (a)	11,500	692,645
Anadarko Petroleum Corp.	7,900	495,567
Analog Devices, Inc.	3,000	82,740
Annaly Capital Management, Inc. (REIT)	2,300	41,722
Aon Corp.	2,800	113,932
Apache Corp.	4,170	382,931
Apollo Group, Inc., Class A (a)	200	14,734
Apple, Inc. (a)	5,900	1,093,683
Applied Materials, Inc.	21,600	289,440
Archer-Daniels-Midland Co.	3,300	96,426
AT&T, Inc.	31,355	846,899
Autodesk, Inc. (a)	2,200	52,360
Automatic Data Processing, Inc.	5,100	200,430
AvalonBay Communities, Inc. (REIT)	400	29,092
Avery Dennison Corp.	1,000	36,010
Avon Products, Inc.	6,700	227,532
Baker Hughes, Inc.	2,800	119,448
Bank of America Corp.	33,050	559,206
Bank of New York Mellon Corp.	12,305	356,722
Baxter International, Inc.	4,600	262,246
BB&T Corp.	6,700	182,508

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Becton Dickinson & Co.	2,200	$153,450
Bed Bath & Beyond, Inc. (a)	3,500	131,390
Berkshire Hathaway, Inc., Class B (a)	60	199,380
Best Buy Co., Inc.	400	15,008
Biogen Idec, Inc. (a)	3,735	188,692
BJ Services Co.	1,600	31,088
BMC Software, Inc. (a)	3,000	112,590
Boeing Co.	4,600	249,090
Boston Properties, Inc. (REIT)	600	39,330
Boston Scientific Corp. (a)	9,852	104,333
Bristol-Myers Squibb Co.	17,700	398,604
Broadcom Corp., Class A (a)	4,000	122,760
Burlington Northern Santa Fe Corp.	6,000	478,980
CA, Inc.	6,292	138,361
Cablevision Systems Corp., Class A	3,100	73,625
Campbell Soup Co.	2,500	81,550
Capital One Financial Corp.	1,246	44,520
Cardinal Health, Inc.	4,000	107,200
CareFusion Corp. (a)	2,050	44,690
Caterpillar, Inc.	4,900	251,517
CBS Corp., Class B	10,411	125,453
CenturyTel, Inc.	808	27,149
Charles Schwab Corp.	16,100	308,315
Chesapeake Energy Corp.	2,900	82,360
Chevron Corp.	14,865	1,046,942
Chubb Corp.	100	5,041
CIGNA Corp.	3,000	84,270
Cincinnati Financial Corp.	2,100	54,579
Cintas Corp.	1,400	42,434
Cisco Systems, Inc. (a)	52,900	1,245,266
Citrix Systems, Inc. (a)	1,600	62,768

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Clorox Co.	2,000	$117,640
CME Group, Inc.	200	61,638
Coca-Cola Co.	11,100	596,070
Cognizant Technology Solutions Corp., Class A (a)	1,900	73,454
Colgate-Palmolive Co.	200	15,256
Comcast Corp., Class A	18,894	319,120
Comerica, Inc.	3,500	103,845
Computer Sciences Corp. (a)	2,000	105,420
ConAgra Foods, Inc.	6,000	130,080
ConocoPhillips	400	18,064
Consol Energy, Inc.	2,300	103,753
Consolidated Edison, Inc.	1,900	77,786
Constellation Energy Group, Inc.	1,400	45,318
Corning, Inc.	11,250	172,237
Costco Wholesale Corp.	2,600	146,796
Coventry Health Care, Inc. (a)	252	5,030
CSX Corp.	2,100	87,906
CVS Caremark Corp.	14,188	507,079
Danaher Corp.	4,900	329,868
Deere & Co.	10,400	446,368
Dell, Inc. (a)	16,000	244,160
Devon Energy Corp.	5,846	393,611
Discovery Communications, Inc., Class A (a)	1,484	42,873
Discovery Communications, Inc., Class C (a)	1,484	38,628
Dominion Resources, Inc.	3,600	124,200
Dover Corp.	4,400	170,544
Dow Chemical Co.	6,866	178,997
D.R. Horton, Inc.	1,100	12,551
Dr. Pepper Snapple Group, Inc. (a)	1,389	39,934
DTE Energy Co.	1,400	49,196
Du Pont (E.I.) de Nemours & Co.	5,600	179,984

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Duke Energy Corp.	6,616	$104,136
Dun & Bradstreet Corp.	600	45,192
Eaton Corp.	2,300	130,157
eBay, Inc. (a)	9,100	214,851
Ecolab, Inc.	3,600	166,428
Edison International, Inc.	2,000	67,160
Electronic Arts, Inc. (a)	3,600	68,580
Eli Lilly & Co.	7,200	237,816
EMC Corp. (a)	16,430	279,967
Emerson Electric Co.	6,100	244,488
Entergy Corp.	1,300	103,818
EOG Resources, Inc.	1,900	158,669
Equifax, Inc.	1,300	37,882
Equity Residential (REIT)	1,400	42,980
Exelon Corp.	3,500	173,670
Express Scripts, Inc. (a)	600	46,548
Exxon Mobil Corp.	41,011	2,813,765
Federal Realty Investment Trust (REIT)	300	18,411
FedEx Corp.	2,500	188,050
Fifth Third Bancorp	6,000	60,780
First Solar, Inc. (a)	500	76,430
FirstEnergy Corp.	2,000	91,440
Fiserv, Inc. (a)	2,100	101,220
Fluor Corp.	3,300	167,805
Fortune Brands, Inc.	200	8,596
FPL Group, Inc.	1,900	104,937
Franklin Resources, Inc.	400	40,240
Freeport-McMoRan Copper & Gold, Inc.	3,409	233,891
FTI Consulting, Inc. (a)	500	21,305
GameStop Corp., Class A (a)	1,400	37,058
Gap, Inc.	3,125	66,875

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
General Dynamics Corp.	2,500	$161,500
General Electric Co.	61,242	1,005,594
General Mills, Inc.	2,800	180,264
Genzyme Corp. (a)	2,100	119,133
Gilead Sciences, Inc. (a)	4,900	228,242
Goldman Sachs Group, Inc.	3,800	700,530
Google, Inc., Class A (a)	2,000	991,700
Halliburton Co.	7,900	214,248
Harley-Davidson, Inc.	3,300	75,900
HCP, Inc. (REIT)	1,400	40,236
Health Care, Inc. (REIT)	500	20,810
Hewlett-Packard Co.	18,800	887,548
HJ Heinz Co.	3,900	155,025
Home Depot, Inc.	5,300	141,192
Honeywell International, Inc.	5,600	208,040
Hospira, Inc. (a)	1,580	70,468
Host Hotels & Resorts, Inc. (REIT)	3,200	37,664
H&R Block, Inc.	4,800	88,224
IBM Corp.	10,600	1,267,866
Illinois Tool Works, Inc.	8,000	341,680
Intel Corp.	39,900	780,843
IntercontinentalExchange, Inc. (a)	200	19,438
International Game Technology	3,400	73,032
International Paper Co.	6,565	145,940
Intuit, Inc. (a)	3,000	85,500
Iron Mountain, Inc. (a)	1,800	47,988
ITT Corp.	600	31,290
Jacobs Engineering Group, Inc. (a)	2,500	114,875
J.C. Penney Co., Inc.	400	13,500
Johnson & Johnson	20,900	1,272,601
Johnson Controls, Inc.	5,400	138,024

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
JPMorgan Chase & Co.	33,931	$1,486,856
Juniper Networks, Inc. (a)	4,700	126,994
KeyCorp	6,200	40,300
Kimberly-Clark Corp.	4,100	241,818
Kimco Realty Corp. (REIT)	1,900	24,776
KLA-Tencor Corp.	3,700	132,682
Kohl’s Corp. (a)	1,400	79,870
Kraft Foods, Inc., Class A	9,167	240,817
Kroger Co.	2,200	45,408
L-3 Communications Holdings, Inc.	300	24,096
Laboratory Corp. of America Holdings (a)	1,300	85,410
Lam Research Corp. (a)	2,800	95,648
Liberty Global, Inc., Class A (a)	2,024	45,682
Liberty Global, Inc., Class C (a)	2,024	45,459
Liberty Media Corp. - Entertainment, Class A (a)	4,196	130,538
Liberty Media Corp. - Interactive, Class A (a)	6,099	66,906
Liberty Property Trust (REIT)	700	22,771
Life Technologies Corp. (a)	1,370	63,773
Limited Brands, Inc.	3,800	64,562
Linear Technology Corp.	2,700	74,601
Lockheed Martin Corp.	2,400	187,392
Lowe’s Cos., Inc.	6,300	131,922
LSI Corp. (a)	6,000	32,940
M & T Bank Corp.	800	49,856
Macy’s, Inc.	3,778	69,100
Manpower, Inc.	800	45,368
Marathon Oil Corp.	5,300	169,070
Marriott International, Inc., Class A	402	11,091
Marsh & McLennan Cos., Inc.	4,800	118,704
Marshall & Ilsley Corp.	3,498	28,229
Masco Corp.	5,900	76,228

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
McDonald’s Corp.	5,200	$296,764
McKesson Corp.	2,583	153,818
MeadWestvaco Corp.	4,700	104,857
Medco Health Solutions, Inc. (a)	3,646	201,660
Medtronic, Inc.	8,000	294,400
MEMC Electronic Materials, Inc. (a)	3,600	59,868
Merck & Co., Inc.	15,300	483,939
MetLife, Inc.	5,400	205,578
Microchip Technology, Inc.	1,700	45,050
Micron Technology, Inc. (a)	5,800	47,560
Microsoft Corp.	89,500	2,317,155
Monsanto Co.	11,867	918,506
Moody’s Corp.	2,100	42,966
Mosaic Co.	4,000	192,280
Motorola, Inc.	20,500	176,095
National Semiconductor Corp.	2,500	35,675
National-Oilwell Varco, Inc. (a)	634	27,344
NetApp, Inc. (a)	3,400	90,712
Newmont Mining Corp.	13,400	589,868
News Corp., Class A	6,845	82,072
News Corp., Class B	4,848	67,823
NII Holdings, Inc., Class B (a)	600	17,988
NiSource, Inc.	3,149	43,740
Noble Energy, Inc.	400	26,384
Norfolk Southern Corp.	2,500	107,775
Northern Trust Corp.	3,900	226,824
Northrop Grumman Corp.	2,600	134,550
Nucor Corp.	3,650	171,586
NVIDIA Corp. (a)	3,900	58,617
NYSE Euronext	700	20,223
Occidental Petroleum Corp.	6,000	470,400

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Omnicom Group, Inc.	4,900	$181,006
Oracle Corp.	40,414	842,228
PACCAR, Inc.	2,862	107,926
Parker Hannifin Corp.	3,700	191,808
Paychex, Inc.	3,900	113,295
Peabody Energy Corp.	3,100	115,382
PepsiCo, Inc.	10,000	586,600
Pfizer, Inc.	44,860	742,433
PG&E Corp.	2,100	85,029
Philip Morris International, Inc.	12,417	605,205
Pitney Bowes, Inc.	2,100	52,185
Plum Creek Timber Co., Inc. (REIT)	800	24,512
PNC Financial Services Group, Inc.	4,200	204,078
PPG Industries, Inc.	800	46,568
PPL Corp.	2,100	63,714
Praxair, Inc.	3,700	302,253
Principal Financial Group, Inc.	2,800	76,692
Procter & Gamble Co.	24,877	1,440,876
Progress Energy, Inc.	1,900	74,214
Progressive Corp. (a)	5,900	97,822
ProLogis (REIT)	2,200	26,224
Prudential Financial, Inc.	3,300	164,703
Public Service Enterprise Group, Inc.	2,300	72,312
Public Storage (REIT)	600	45,144
Pulte Homes, Inc. (a)	200	2,198
QUALCOMM, Inc.	11,800	530,764
Quest Diagnostics, Inc.	1,600	83,504
Qwest Communications International, Inc.	6,100	23,241
Range Resources Corp.	500	24,680
Raytheon Co.	3,600	172,692
Regency Centers Corp. (REIT)	400	14,820

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Regions Financial Corp.	8,500	$52,785
Republic Services, Inc.	3,100	82,367
Robert Half International, Inc.	1,500	37,530
Rockwell Automation, Inc.	2,400	102,240
Rockwell Collins, Inc.	1,700	86,360
R.R. Donnelley & Sons Co.	2,000	42,520
Safeway, Inc.	1,800	35,496
Saint Jude Medical, Inc. (a)	2,800	109,228
SanDisk Corp. (a)	1,700	36,890
Sara Lee Corp.	8,400	93,576
Sears Holdings Corp. (a)	100	6,531
Sempra Energy	1,500	74,715
Sherwin-Williams Co.	500	30,080
Simon Property Group, Inc. (REIT)	1,208	83,871
SLM Corp. (a)	3,100	27,032
Southern Co.	4,200	133,014
Southwest Airlines Co.	2,900	27,840
Southwestern Energy Co. (a)	800	34,144
Spectra Energy Corp.	3,908	74,017
Sprint Nextel Corp. (a)	11,800	46,610
SPX Corp.	1,000	61,270
Staples, Inc.	4,275	99,265
Starbucks Corp. (a)	4,100	84,665
Starwood Hotels & Resorts Worldwide, Inc.	4,400	145,332
State Street Corp.	3,300	173,580
Stericycle, Inc. (a)	700	33,915
Stryker Corp.	2,100	95,403
Sun Microsystems, Inc. (a)	7,675	69,766
Sunoco, Inc.	400	11,380
SunTrust Banks, Inc.	3,700	83,435
SUPERVALU, Inc.	255	3,840

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Synopsys, Inc. (a)	1,200	$26,904
Synthes, Inc.	2,766	333,372
Sysco Corp.	400	9,940
T. Rowe Price Group, Inc.	1,100	50,270
Target Corp.	2,800	130,704
Texas Instruments, Inc.	10,400	246,376
Textron, Inc.	2,700	51,246
Thermo Fisher Scientific, Inc. (a)	548	23,931
Time Warner Cable, Inc.	2,395	103,201
Time Warner, Inc.	7,333	211,044
TJX Cos., Inc.	2,700	100,305
Travelers Cos., Inc.	969	47,704
Tyson Foods, Inc., Class A	338	4,269
Union Pacific Corp.	3,100	180,885
United Parcel Service, Inc., Class B	5,000	282,350
United Technologies Corp.	6,300	383,859
UnitedHealth Group, Inc.	7,554	189,152
Unum Group	3,900	83,616
U.S. Bancorp	8,500	185,810
Valero Energy Corp.	5,644	109,437
Ventas, Inc. (REIT)	800	30,800
VeriSign, Inc. (a)	2,900	68,701
Verizon Communications, Inc.	19,500	590,265
Viacom, Inc., Class B (a)	7,311	205,000
Visa, Inc., Class A	5,000	345,550
Vornado Realty Trust (REIT)	903	58,162
Vulcan Materials Co.	1,850	100,029
Walgreen Co.	3,800	142,386
Wal-Mart Stores, Inc.	12,700	623,443
Walt Disney Co.	16,400	450,344
Waste Management, Inc.	3,800	113,316

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Waters Corp. (a)	600	$33,516
WellPoint, Inc. (a)	3,500	165,760
Wells Fargo & Co.	14,600	411,428
Western Union Co.	7,751	146,649
Weyerhaeuser Co.	3,500	128,275
Williams Cos., Inc.	1,600	28,592
Windstream Corp.	1,611	16,319
WR Berkley Corp.	3,500	88,480
Wyeth	11,600	563,528
Xcel Energy, Inc.	3,200	61,568
Xerox Corp.	10,400	80,496
Xilinx, Inc.	3,300	77,286
XTO Energy, Inc.	3,882	160,404
Yahoo!, Inc. (a)	13,400	238,654
Yum! Brands, Inc.	3,300	111,408
Zimmer Holdings, Inc. (a)	2,260	120,797
		65,116,011
Total Common Stocks 82.5%		181,229,104

Preferred Stocks 3.3%
Brazil 3.1%
All America Latina Logistica SA	14,700	113,345
Ambev	5,624	464,307
Banco Bradesco SA	40,349	802,835
Bradespar SA	6,476	119,168
CEMIG	11,770	179,380
Companhia Vale do Rio Doce	42,529	878,619
Electrobras SA (a)	11,244	158,036
Gerdau SA	19,886	266,591
Itau Unibanco Banco Multiplo SA	62,058	1,250,548
Itausa-Investimentos Itau SA	67,027	405,582
Metalurgica Gerdau SA	8,993	150,509

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Brazil (continued)
Petroleo Brasileiro SA	79,283	$1,566,327
Tele Norte Leste Participacoes SA	13,076	247,260
Usinas Siderurgicas de Minas Gerais SA, Class A	7,461	196,717
		6,799,224
Germany 0.1%
Henkel AG & Co., KGaA	842	36,250
Porsche, Automobil Holdings SE	1,759	138,354
RWE AG	108	8,893
Volkswagen AG	671	78,150
		261,647
Republic of Korea (South Korea) 0.1%
Samsung Electronics Co., Ltd.	286	119,667

Total Preferred Stocks 3.3%		7,180,538

Investment Company 0.0%
Canada 0.0%
Bell Aliant Regional Communications Income Fund	457	11,941

Total Long-Term Investments 85.8% (Cost $183,383,596)		188,421,583

Repurchase Agreements 11.5%
Banc of America Securities ($6,038,171 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.04%, dated 09/30/09, to be sold on 10/01/09 at $6,038,178)		6,038,171
JPMorgan Chase & Co. ($18,206,198 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 09/30/09, to be sold on 10/01/09 at $18,206,224)		18,206,198
State Street Bank & Trust Co. ($1,015,631 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 09/30/09, to be sold on 10/01/09 at $1,015,631)		1,015,631

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

Description	Value

Total Repurchase Agreements 11.5% (Cost $25,260,000)	$25,260,000

Total Investments 97.3% (Cost $208,643,596)	213,681,583

Foreign Currency 0.8% (Cost $1,719,471)	1,733,934

Other Assets in Excess of Liabilities 1.9%	4,267,328

Net Assets 100.0%	$219,682,845

Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security.

(b)  Affiliated Company.

ADR - American Depositary Receipt

CVA - Certification Van Aandelen

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

Forward foreign currency contracts outstanding as of September 30, 2009:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation

Long Contracts:
Australian Dollar
1,622,723 expiring 10/15/09	US $	$1,430,108	$34,404
Euro
1,446,437 expiring 10/15/09	US $	2,116,630	(216)
6,439,027 expiring 10/15/09	US $	9,422,490	16,938
318,191 expiring 10/15/09	US $	465,622	115
5,018,154 expiring 10/15/09	US $	7,343,268	6,878
			23,715
Japanese Yen
601,572,141 expiring 10/15/09	US $	6,702,202	118,714
129,661,652 expiring 10/15/09	US $	1,444,579	25,418
401,659,428 expiring 10/15/09	US $	4,474,946	78,835
1,401,241,784 expiring 10/15/09	US $	15,611,437	272,424
			495,391
Pound Sterling
750,397 expiring 10/15/09	US $	1,199,179	(45,633)
5,152,861 expiring 10/15/09	US $	8,234,576	(326,181)
			(371,814)
Swiss Franc
669,379 expiring 10/15/09	US $	645,997	(1,215)
Total Long Contracts			$180,481
Short Contracts:
Euro
315,929 expiring 10/15/09	US $	$462,312	$(120)
4,034,642 expiring 10/15/09	US $	5,904,055	(7,426)
1,371,394 expiring 10/15/09	US $	2,006,817	(1,221)
			(8,767)
Japanese Yen
169,319,508 expiring 10/15/09	US $	1,886,413	(32,888)
1,112,241,438 expiring 10/15/09	US $	12,391,642	(207,502)
933,713,432 expiring 10/15/09	US $	10,402,636	(180,242)

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation

Short Contracts: (continued)
Japanese Yen (continued)
196,632,480 expiring 10/15/09	US $	$2,190,711	$(37,793)
436,451,027 expiring 10/15/09	US $	4,862,564	(85,559)
			$(543,984)
Pound Sterling
62,476 expiring 10/15/09	US $	99,841	3,954
2,854,476 expiring 10/15/09	US $	4,561,621	177,951
147,946 expiring 10/15/09	US $	236,426	8,934
			190,839
Total Short Contracts			$(361,912)
Total Forward Foreign Currency Contracts			$(181,431)

Futures contracts outstanding as of September 30, 2009:

		Unrealized
	Number of	Appreciation/
Futures Contracts	Contracts	Depreciation

Long Contracts:
Dax Index, December 2009 (Current Notional Value of $207,371 per contract)	23	$(21,013)
Dow Jones EURO STOXX 50 Index, December 2009 (Current Notional Value of $41,763 per contract)	212	132,480
Hang Seng China Ent Index, October 2009 (Current Notional Value of $76,141 per contract)	58	(187,094)
Hang Seng Stock Index, October 2009 (Current Notional Value of $134,805 per contract)	11	4,471
MSCI Taiwan Index, October 2009 (Current Notional Value of $27,350 per contract)	132	77,481
OMX Stockholm 30 Index, October 2009 (Current Notional Value of $12,799 per contract)	94	(32,597)
S & P Mini 500 Index, December 2009 (Current Notional Value of $52,645 per contract)	36	(918)
SGX CNX NIFTY Index, October 2009 (Current Notional Value of $10,146 per contract)	427	46,039
Topix Index, December 2009 (Current Notional Value of $101,636 per contract)	10	(31,149)
Total Long Contracts	1,003	$(12,300)

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ACS 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value.

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

		Level 2	Level 3
	Level 1	Other Significant	Significant		Percent of Net
Investments	Quoted Prices	Observable Events	Unobservable Inputs	Total	Assets
Investments in an Asset Position
Common and Preferred Stocks
Advertising	$594,959	$—	$—	$594,959	0.3%
Aerospace & Defense	2,081,940	—	—	2,081,940	1.0
Agricultural Products	317,372	—	—	317,372	0.1
Air Freight & Logistics	710,000	—	—	710,000	0.3
Airlines	103,423	—	—	103,423	0.1
Airport Services	22,543	—	—	22,543	0.0
Alternative Carriers	816	—	—	816	0.0
Aluminum	188,144	—	—	188,144	0.1
Apparel Retail	788,254	—	—	788,254	0.4
Apparel, Accessories & Luxury Goods	435,732	—	—	435,732	0.2
Application Software	842,325	—	—	842,325	0.4
Asset Management & Custody Banks	1,647,725	—	—	1,647,725	0.8
Auto Parts & Equipment	637,890	—	—	637,890	0.3
Automobile Manufacturers	3,887,376	—	—	3,887,376	1.8
Automotive Retail	41,422	—	—	41,422	0.0
Biotechnology	1,281,255	—	—	1,281,255	0.6
Brewers	1,440,565	—	—	1,440,565	0.7
Broadcasting - Diversified	159,314	—	—	159,314	0.1
Broadcasting & Cable TV	1,162,633	—	—	1,162,633	0.5
Building Products	611,402	—	—	611,402	0.3
Casinos & Gaming	93,069	—	—	93,069	0.0
Catalog Retail	79,099	—	—	79,099	0.0
Coal & Consumable Fuels	697,507	—	—	697,507	0.3
Commercial Printing	175,153	—	—	175,153	0.1
Commodity Chemicals	544,110	—	—	544,110	0.3
Communications Equipment	3,252,598	—	—	3,252,598	1.5
Computer & Electronics Retail	187,684	—	—	187,684	0.1
Computer Hardware	4,026,459	—	—	4,026,459	1.8
Computer Storage & Peripherals	475,767	—	—	475,767	0.2
Construction & Engineering	1,208,920	—	—	1,208,920	0.6
Construction & Farm Machinery & Heavy Trucks	1,879,289	—	—	1,879,289	0.9
Construction Materials	700,545	—	—	700,545	0.3
Consumer Electronics	873,313	—	—	873,313	0.4
Consumer Finance	396,549	—	—	396,549	0.2
Data Processing & Outsourced Services	1,120,139	—	—	1,120,139	0.5
Department Stores	778,065	—	—	778,065	0.4
Distillers & Vintners	229,812	—	—	229,812	0.1
Distributors	529,416	—	—	529,416	0.2
Diversified Banks	19,334,705	—	—	19,334,705	8.8
Diversified Capital Markets	1,808,439	—	—	1,808,439	0.8
Diversified Chemicals	1,658,368	—	—	1,658,368	0.8
Diversified Commercial & Professional Services	336,777	—	—	336,777	0.2
Diversified Metals & Mining	5,183,734	—	—	5,183,734	2.4
Diversified REIT’s	178,595	—	—	178,595	0.1

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

Drug Retail	735,650	—	—	735,650	0.3
Education Services	44,340	—	—	44,340	0.0
Electric Utilities	3,500,863	—	—	3,500,863	1.6
Electrical Components & Equipment	729,931	—	—	729,931	0.3
Electronic Equipment Manufacturers	1,702,928	—	—	1,702,928	0.8
Electronic Manufacturing Services	159,622	—	—	159,622	0.1
Environmental & Facilities Services	235,982	—	—	235,982	0.1
Fertilizers & Agricultural Chemicals	2,894,113	—	—	2,894,113	1.3
Food Distributors	80,930	—	—	80,930	0.0
Food Retail	1,407,833	—	—	1,407,833	0.6
Footwear	23,813	—	—	23,813	0.0
Forest Products	513,652	—	—	513,652	0.2
Gas Utilities	433,022	—	—	433,022	0.2
General Merchandise Stores	179,258	—	—	179,258	0.1
Gold	3,162,284	—	—	3,162,284	1.4
Health Care Distributors	318,693	—	—	318,693	0.1
Health Care Equipment	2,731,114	—	—	2,731,114	1.2
Health Care Services	468,713	—	—	468,713	0.2
Health Care Supplies	126,290	—	—	126,290	0.1
Healthcare	71,036	—	—	71,036	0.0
Heavy Electrical Equipment	704,774	—	—	704,774	0.3
Highways & Railtracks	138,223	—	—	138,223	0.1
Home Entertainment Software	341,743	—	—	341,743	0.2
Home Furnishing Retail	131,390	—	—	131,390	0.1
Home Furnishings	17,572	—	—	17,572	0.0
Home Improvement Retail	319,192	—	—	319,192	0.1
Homebuilding	847,553	—	—	847,553	0.4
Hotels, Resorts & Cruise Lines	271,339	—	—	271,339	0.1
Household Appliances	66,350	—	—	66,350	0.0
Household Products	2,602,064	—	—	2,602,064	1.2
Housewares & Specialties	37,403	—	—	37,403	0.0
Human Resource & Employment Services	113,131	—	—	113,131	0.1
Hypermarkets & Super Centers	1,638,418	—	—	1,638,418	0.7
Independent Power Producers & Energy Traders	226,726	—	—	226,726	0.1
Industrial	48,410	—	—	48,410	0.0
Industrial Conglomerates	3,385,195	—	—	3,385,195	1.5
Industrial Gases	714,990	—	—	714,990	0.3
Industrial Machinery	3,108,303	—	—	3,108,303	1.4
Industrial REIT’s	26,224	—	—	26,224	0.0
Insurance Brokers	291,898	—	—	291,898	0.1
Integrated Oil & Gas	17,568,648	—	—	17,568,648	8.0
Integrated Telecommunication Services	5,761,407	—	—	5,761,407	2.6
Internet Retail	233,400	—	—	233,400	0.1
Internet Software & Services	1,688,560	—	—	1,688,560	0.8
Investment Banking & Brokerage	1,490,055	137	—	1,490,192	0.7
IT Consulting & Other Services	414,601	—	—	414,601	0.2
Leisure Facilities	56,536	—	—	56,536	0.0
Leisure Products	234,885	—	—	234,885	0.1
Life & Health Insurance	2,325,409	—	—	2,325,409	1.1
Life Sciences Tools & Services	156,550	—	—	156,550	0.1

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

Managed Health Care	552,749	—	—	552,749	0.3
Marine	112,994	—	—	112,994	0.1
Marine Ports & Services	59,440	—	—	59,440	0.0
Metal & Glass Containers	81,717	—	—	81,717	0.0
Mortgage REIT’s	41,722	—	—	41,722	0.0
Motorcycle Manufacturers	86,999	—	—	86,999	0.0
Movies & Entertainment	1,142,018	—	—	1,142,018	0.5
Multi-Line Insurance	1,535,306	—	—	1,535,306	0.7
Multi-Sector Holdings	603,429	—	—	603,429	0.3
Multi-Utilities	1,377,583	—	—	1,377,583	0.6
Office	136,343	—	—	136,343	0.1
Office Electronics	863,037	—	—	863,037	0.4
Office Services & Supplies	112,020	—	—	112,020	0.1
Oil & Gas Drilling	621,944	—	—	621,944	0.3
Oil & Gas Equipment & Services	1,293,510	—	—	1,293,510	0.6
Oil & Gas Exploration & Production	4,048,337	—	—	4,048,337	1.8
Oil & Gas Refining & Marketing	1,181,116	—	—	1,181,116	0.5
Oil & Gas Storage & Transportation	373,951	—	—	373,951	0.2
Other Diversified Financial Services	2,607,615	—	—	2,607,615	1.2
Packaged Foods & Meats	3,618,942	—	—	3,618,942	1.7
Paper Packaging	100,368	—	—	100,368	0.0
Paper Products	622,484	—	—	622,484	0.3
Personal Products	448,582	—	—	448,582	0.2
Pharmaceuticals	8,343,271	—	—	8,343,271	3.8
Photographic Products	64,023	—	—	64,023	0.0
Precious Metals & Minerals	365,678	—	—	365,678	0.2
Property & Casualty Insurance	1,653,588	—	—	1,653,588	0.8
Publishing	418,968	—	—	418,968	0.2
Railroads	1,959,863	—	—	1,959,863	0.9
Real Estate Management & Development	2,710,969	—	—	2,710,969	1.2
Regional Banks	1,277,117	—	—	1,277,117	0.6
Reinsurance	479,411	—	—	479,411	0.2
Residential REIT’s	72,072	—	—	72,072	0.0
Restaurants	492,837	—	—	492,837	0.2
Retail REIT’s	537,125	—	—	537,125	0.2
Semiconductor Equipment	970,754	—	—	970,754	0.4
Semiconductors	3,210,015	—	—	3,210,015	1.5
Soft Drinks	1,363,083	—	—	1,363,083	0.6
Specialized Consumer Services	88,224	—	—	88,224	0.0
Specialized Finance	277,071	—	—	277,071	0.1
Specialized REIT’s	128,130	—	—	128,130	0.1
Specialty Chemicals	840,626	—	—	840,626	0.4
Specialty Stores	99,266	—	—	99,266	0.0
Steel	4,036,406	—	—	4,036,406	1.8
Systems Software	3,546,066	—	—	3,546,066	1.6
Textiles	16,724	—	—	16,724	0.0
Tires & Rubber	290,163	—	—	290,163	0.1
Tobacco	1,649,136	—	—	1,649,136	0.8
Trading Companies & Distributors	1,133,428	—	—	1,133,428	0.5
Trucking	101,145	—	—	101,145	0.1

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ¡ September 30, 2009 (Unaudited) continued

Water Utilities	40,376	—	—	40,376	0.0
Wireless Telecommunication Services	3,437,546	—	—	3,437,546	1.6
Investment Company	11,941.00	—	—	11,941	0.0
Repurchase Agreements	—	25,260,000	—	25,260,000	11.5
Forward Foreign Currency Contracts	—	744,565	—	744,565	0.3
Futures Contracts	260,471	—	—	260,471	0.1
Total Investments in an Asset Position	188,681,917	26,004,702	—	214,686,619	97.7%
Investments in a Liability Position
Forward Foreign Currency Contracts	—	(925,996)	—	(925,996)
Futures Contracts	(272,771)	—	—	(272,771)
Total Investments in a Liability Position	(272,771)	(925,996)	—	(1,198,767)

Van Kampen Global Franchise Fund

Portfolio of Investments • September 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 94.9%
Finland 2.9%
Kone Oyj, Class B	980,005	$36,024,323

France 3.4%
Groupe DANONE	694,628	41,858,777

Ireland 1.5%
C&C Group PLC	4,217,620	17,836,646

Japan 2.6%
Kao Corp.	1,306,200	32,303,949

Jersey 4.0%
Experian PLC	5,806,913	48,860,913

Netherlands 6.6%
Reed Elsevier NV	3,207,459	36,187,901
Wolters Kluwer NV CVA	2,129,978	45,491,172
		81,679,073
Sweden 5.1%
Swedish Match AB	3,131,500	62,887,389

Switzerland 8.5%
Nestle SA (Registered)	1,433,890	61,102,560
Novartis AG	857,432	42,900,559
		104,003,119
United Kingdom 28.3%
British American Tobacco PLC	3,360,001	105,408,974
Cadbury PLC	4,127,288	52,966,125
Diageo PLC	1,810,722	27,780,553
Imperial Tobacco Group PLC	2,516,452	72,711,811
Reckitt Benckiser PLC	753,688	36,833,837
Unilever PLC	1,823,085	51,803,196
		347,504,496

1

	Number of
Description	Shares	Value

United States 32.0%
Brown-Forman Corp., Class B	515,194	$24,842,655
Career Education Corp. (a)	769,745	18,766,383
Dr. Pepper Snapple Group, Inc. (a)	617,900	17,764,625
eBay, Inc. (a)	1,733,012	40,916,413
Fortune Brands, Inc.	577,233	24,809,474
Kellogg Co.	747,119	36,780,669
McGraw-Hill Cos., Inc.	1,104,874	27,776,532
Moody’s Corp.	1,178,513	24,112,376
Philip Morris International, Inc.	1,304,973	63,604,384
Procter & Gamble Co.	649,583	37,623,847
Scotts Miracle-Gro Co., Class A	523,966	22,504,340
Starbucks Corp. (a)	1,553,380	32,077,297
Weight Watchers International, Inc.	779,393	21,386,544
		392,965,539
Total Long-Term Investments 94.9% (Cost $1,005,440,854)		1,165,924,224

Repurchase Agreements 4.1%
Banc of America Securities ($12,174,348 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.04%, dated 09/30/09, to be sold on 10/01/09 at $12,174,362)		12,174,348
JPMorgan Chase & Co. ($36,707,905 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 09/30/09, to be sold on 10/01/09 at $36,707,956)		36,707,905

2

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($2,047,747 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 09/30/09, to be sold on 10/01/09 at $2,047,747)	$2,047,747

Total Repurchase Agreements 4.1% (Cost $50,930,000)	50,930,000

Total Investments 99.0% (Cost $1,056,370,854)	1,216,854,224

Foreign Currency 0.2% (Cost $1,963,041)	1,974,547

Other Assets in Excess of Liabilities 0.8%	10,194,297

Net Assets 100.0%	$1,229,023,068

Percentages are calculated as a percentage of net assets.

(a)    Non-income producing security.

CVA - Certification Van Aandelen

Forward Foreign Currency Contracts Outstanding as of September 30, 2009:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Short Contracts:
Pound Sterling
22,573,000 expiring 12/01/09	US $	$36,068,139	$956,773
22,573,000 expiring 12/01/09	US $	36,068,139	935,668
22,573,000 expiring 12/01/09	US $	36,068,138	951,424
22,573,000 expiring 12/01/09	US $	36,068,138	956,367
		$144,272,554	$3,800,232

3

Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average between the last reported bid and asked prices obtained from reputable brokers. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Directors. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Forward foreign currency contracts are valued using quoted foreign exchange rates. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing price of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors. Short-term securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
Investment	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total	Percent of Net Assets
Investments in an Asset Position
Common Stocks
Tobacco	$304,612,558	$—	$—	$304,612,558	24.8%
Packaged Foods & Meats	244,511,326	—	—	244,511,326	19.9
Publishing	109,455,605	—	—	109,455,605	8.9
Household Products	106,761,634	—	—	106,761,634	8.7
Distillers & Vintners	70,459,854	—	—	70,459,854	5.7
Diversified Commercial & Professional Services	48,860,913	—	—	48,860,913	4.0
Pharmaceuticals	42,900,559	—	—	42,900,559	3.5
Internet Software & Services	40,916,413	—	—	40,916,413	3.3
Industrial Machinery	36,024,323	—	—	36,024,323	2.9
Restaurants	32,077,297	—	—	32,077,297	2.6
Housewares & Specialties	24,809,474	—	—	24,809,474	2.0
Specialized Finance	24,112,376	—	—	24,112,376	2.0
Fertilizers & Agricultural Chemicals	22,504,340	—	—	22,504,340	1.8
Specialized Consumer Services	21,386,544	—	—	21,386,544	1.8
Education Services	18,766,383	—	—	18,766,383	1.5
Soft Drinks	17,764,625	—	—	17,764,625	1.5
Repurchase Agreements	—	50,930,000	—	50,930,000	4.1
Forward Foreign Currency Contracts	—	3,800,232	—	3,800,232	0.3
Total Investments in an Asset Position	$1,165,924,224	$54,730,232	$—	$1,220,654,456	99.3%

5

Van Kampen Global Value Equity Fund

Portfolio of Investments • September 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 98.5%
Finland 3.1%
Kone Oyj, Class B	151,206	$5,558,231

France 3.6%
Groupe DANONE	107,172	6,458,261

Ireland 1.5%
C&C Group PLC	650,734	2,752,005

Japan 2.7%
Kao Corp.	201,800	4,990,765

Jersey Channel Islands 4.2%
Experian PLC	895,945	7,538,720

Netherlands 7.0%
Reed Elsevier NV	497,248	5,610,161
Wolters Kluwer NV	328,633	7,018,805
		12,628,966
Sweden 5.3%
Swedish Match AB	483,159	9,702,892

Switzerland 8.4%
Nestle SA	200,511	8,544,404
Novartis AG	132,292	6,619,068
		15,163,472
United Kingdom 29.6%
British American Tobacco PLC	518,413	16,263,502
Cadbury PLC	640,361	8,217,852
Diageo PLC	279,376	4,286,257
Imperial Tobacco Group PLC	388,263	11,218,694
Reckitt Benckiser PLC	115,347	5,637,177
Unilever PLC	281,284	7,992,721
		53,616,203

Van Kampen Global Value Equity Fund

Portfolio of Investments • September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States 33.1%
Brown-Forman Corp., Class B	78,287	$3,774,999
Career Education Corp. (a)	118,764	2,895,466
Dr. Pepper Snapple Group, Inc. (a)	81,700	2,348,875
eBay, Inc. (a)	267,385	6,312,960
Fortune Brands, Inc.	89,061	3,827,842
Kellogg Co.	113,717	5,598,288
McGraw-Hill Cos., Inc.	170,471	4,285,641
Moody’s Corp.	181,833	3,720,303
Philip Morris International, Inc.	201,167	9,804,879
Procter & Gamble Co.	100,223	5,804,916
Scotts Miracle-Gro Co., Class A	80,843	3,472,207
Starbucks Corp. (a)	239,238	4,940,265
Weight Watchers International, Inc.	120,252	3,299,715

		60,086,356
Total Long-Term Investments 98.5% (Cost $138,881,259)		178,495,871

Repurchase Agreements 0.9%
Banc of America Securities ($392,983 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.04%, dated 09/30/09, to be sold on 10/01/09 at $392,984		392,983
JPMorgan Chase & Co. ($1,184,917 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 09/30/09, to be sold on 10/01/09 at $1,184,918)		1,184,917

Van Kampen Global Value Equity Fund

Portfolio of Investments • September 30, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($66,100 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 09/30/09, to be sold on 10/01/09 at $66,100)	$66,100

Total Repurchase Agreements 0.9% (Cost $1,644,000)	1,644,000

Total Investments 99.4% (Cost $140,525,259)	180,139,871

Foreign Currency 0.2% (Cost $417,248)	418,491

Other Assets in Excess of Liabilities 0.4%	691,430

Net Assets 100.0%	$181,249,792

Percentages are calculated as a percentage of net assets.

(a)     Non-income producing security.

Forward Foreign Currency Contracts Outstanding as of September 30, 2009:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Short Contracts:
Pound Sterling
3,593,000 expiring 12/01/09	US $	$5,741,055	$151,440
3,593,000 expiring 12/01/09	US $	5,741,055	148,933
3,593,000 expiring 12/01/09	US $	5,741,054	152,292
3,593,000 expiring 12/01/09	US $	5,741,054	152,227
Total Forward Foreign Currency Contracts			$604,892

Van Kampen Global Value Equity Fund

Portfolio of Investments • September 30, 2009 (Unaudited) continued

Security Valuation Investments in securities listed on a U.S. exchange are valued at their last quoted sale price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Directors. Factors considered in making this determination may include, but are not limited to, information obtain by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Forward foreign currency contracts are valued using quoted foreign exchange rates. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosure (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Van Kampen Global Value Equity Fund

Portfolio of Investments • September 30, 2009 (Unaudited) continued

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
Investment	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total	Percent of Net Assets

Investments in an Asset Position
Common Stocks
Distillers & Vintners	$10,813,261	$—	$—	$10,813,261	6.0%
Diversified Commercial & Professional Services	7,538,720	—	—	7,538,720	4.2
Education Services	2,895,466	—	—	2,895,466	1.6
Fertilizers & Agricultural Chemicals	3,472,207	—	—	3,472,207	1.9
Household Products	16,432,858	—	—	16,432,858	9.1
Housewares & Specialties	3,827,842	—	—	3,827,842	2.1
Industrial Machinery	5,558,231	—	—	5,558,231	3.1
Internet Software & Services	6,312,960	—	—	6,312,960	3.5
Packaged Foods & Meats	36,811,525	—	—	36,811,525	20.3
Pharmaceuticals	6,619,068	—	—	6,619,068	3.7
Publishing	16,914,607	—	—	16,914,607	9.3
Restaurants	4,940,265	—	—	4,940,265	2.7
Soft Drinks	2,348,875	—	—	2,348,875	1.3
Specialized Consumer Services	3,299,715	—	—	3,299,715	1.8
Specialized Finance	3,720,303	—	—	3,720,303	2.1
Tobacco	46,989,968	—	—	46,989,968	25.9
Repurchase Agreements	—	1,644,000	—	1,644,000	0.9
Forward Currency Contracts	—	604,892	—	604,892	0.3

Total Investments in an Asset Position	$178,495,871	$2,248,892	$—	$180,744,763	99.8%

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s  disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust  in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s  internal control over financial reporting.

Item 3.  Exhibits.

(a)           A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)           A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Series Funds, Inc.

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: November 19, 2009

By:	/s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: November 19, 2009